As filed with the Securities and Exchange Commission   OMB APPROVAL
on February 7, 2007

                                                   -----------------------
                                                   -----------------------
Registration No. 333-111256                        OMB Number:3235-0336
                                                   Expires March 31, 2008
                                                   Estimated average burden
                                                   hours per response ...1312.9
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO. __                                           /  /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                    OFI TREMONT CORE STRATEGIES HEDGE FUND
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
                   (Address of Principal Executive Offices)

                                 303-768-3200
                (Registrant's Area Code and Telephone Number)

                             Robert G. Zack, Esq.
                  Executive Vice President & General Counsel
                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Calculation of Registration Fee under the Securities Act of 1933:
---------------------------------------------------------------------------
Title of Securities       Proposed Maximum         Amount of Registration
Being Registered          Aggregate Offering       Fee
                          Price(1)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares of OFI Tremont     $36,943,121              $1,451.87
Core Strategies Hedge
Fund.
---------------------------------------------------------------------------

(1) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section
8(a), may determine.
                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.399.7181

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON MARCH 20, 2008

To the Shareholders of Market Neutral Hedge Fund:

      Notice is hereby given that a Special Meeting of the Shareholders of
OFI Tremont Market Neutral Hedge Fund ("Market Neutral Hedge Fund"), a
registered closed-end management investment company, will be held at 6803
South Tucson Way, Centennial, Colorado 80112 at 1:00 p.m., Mountain time, on
March 20, 2008, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization between Market
       Neutral Hedge Fund and OFI Tremont Core Strategies Hedge Fund ("Core
       Strategies Hedge Fund"), and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of Market
       Neutral Hedge Fund to Core Strategies Hedge Fund in exchange for shares of Core Strategies Hedge Fund; (b) the distribution of shares of Core Strategies Hedge Fund to the shareholders of Market Neutral
       Hedge Fund in complete liquidation of Market Neutral Hedge Fund; and
       (c) the cancellation of the outstanding shares of Market Neutral Hedge
       Fund (all of the foregoing being referred to as the "Proposal"); and

2.    To act upon such other matters as may properly come before the Meeting.

      Shareholders of record at the close of business on December 31, 2007 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of Market Neutral Hedge Fund recommends a vote in favor of the Proposal.

                            YOU CAN VOTE BY MAIL.
                        WE URGE YOU TO VOTE PROMPTLY.
                           YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
February 11, 2008
______________________________________________________________________________
                    PLEASE VOTE THE ENCLOSED PROXY TODAY.
          YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                    OFI TREMONT CORE STRATEGIES HEDGE FUND
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.399.7181

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                           Dated February 11, 2008

                      SPECIAL MEETING OF SHAREHOLDERS OF
                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
                         to be held on March 20, 2008

                         Acquisition of the Assets of
                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.399.7181

                       By and in exchange for shares of
                    OFI TREMONT CORE STRATEGIES HEDGE FUND

      This combined Prospectus and Proxy Statement solicits proxies from the shareholders of OFI Tremont Market Neutral Hedge Fund ("Market Neutral Hedge
Fund"), a closed-end management investment company, to be voted at a Special
Meeting of Shareholders (the "Meeting") to approve the Agreement and Plan of
Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between Market Neutral Hedge Fund and OFI Tremont Core Strategies Hedge Fund ("Core Strategies Hedge Fund"), a
closed-end management investment company. This combined Prospectus and Proxy
Statement constitutes the Prospectus of Core Strategies Hedge Fund and the
Proxy Statement of Market Neutral Hedge Fund filed on Form N-14 with the
Securities and Exchange Commission ("SEC"). If shareholders of Market Neutral
Hedge Fund vote to approve the Reorganization Agreement and the
Reorganization, substantially all of the assets of Market Neutral Hedge Fund will be transferred to Core Strategies Hedge Fund in exchange for shares of
Core Strategies Hedge Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement.  The Meeting will be held at the offices of OppenheimerFunds, Inc. (the "Adviser") at 6803 South Tucson Way,
Centennial, Colorado 80112 on March 20, 2008 at 1:00 p.m., Mountain Time. The
Board of Trustees of Market Neutral Hedge Fund is soliciting these proxies on behalf of Market Neutral Hedge Fund. This Prospectus and Proxy Statement will first be sent to shareholders on or about February 11, 2008.

      If the shareholders of Market Neutral Hedge Fund vote to approve the
Reorganization Agreement and the Reorganization, shareholders will receive shares of Core Strategies Hedge Fund equal in value to the value as of the
"Valuation Date," which is the business day preceding the Closing Date (as such term is defined in the Reorganization Agreement attached hereto as
Exhibit A) of the Reorganization, of their shares of Market Neutral Hedge
Fund. Market Neutral Hedge Fund will subsequently be dissolved.

     This combined  Prospectus and Proxy Statement gives  information about Core
Strategies Hedge Fund that you should know before  investing.  You should retain it for future reference. A Statement of Additional  Information,  dated February
11, 2008, relating to the Reorganization, has been filed with the SEC as part of the Registration  Statement on Form N-14 (the  "Registration  Statement") and is
incorporated  herein by  reference.  You may  receive a free copy by  writing to
OppenheimerFunds  Services  (the  "Transfer  Agent") at P.O.  Box 5270,  Denver,
Colorado 80217, or by calling toll-free  1.800.399.7181.  The Prospectus of Core
Strategies Hedge Fund dated July 27, 2007, is enclosed herewith and considered a part of this combined Prospectus and Proxy Statement.  It is intended to provide you with  information  about Core  Strategies  Hedge Fund. For more  information regarding Core  Strategies  Hedge Fund, in addition to its  Prospectus,  see the
Statement of Additional  Information dated July 27, 2007, which includes audited financial statements of Core Strategies Hedge Fund for the 12-month period ended
March 31, 2007 and a discussion of Fund performance,  and the semi-annual report dated September 30, 2007, which includes unaudited financial  statements of Core
Strategies  Hedge Fund for the 6-month  period ended  September 30, 2007.  These documents have been filed with the SEC and are incorporated herein by reference.
You may receive a free copy of these  documents by writing to the Transfer Agent
at  P.O.  Box  5270,   Denver,   Colorado   80217,   or  by  calling   toll-free
1.800.399.7181.

     For  more  information   regarding  Market  Neutral  Hedge  Fund,  see  the
Prospectus of Market  Neutral  Hedge Fund dated July 27, 2007,  as  supplemented
December  28,  2007.  In  addition  to its  Prospectus,  see  the  Statement  of
Additional  Information  of Market  Neutral  Hedge Fund dated July 27, 2007,  as supplemented  December 28, 2007, which includes the audited financial statements of Market Neutral Hedge Fund for the 12-month  period ended March 31, 2007 and a discussion of Fund  performance,  and the  semi-annual  report of Market Neutral
Hedge Fund  dated  September  30,  2007,  which  includes  unaudited  financial statements for the 6-month period ended September 30, 2007. These documents have been  filed  with the SEC and are  incorporated  herein  by  reference.  You may receive a free copy of these  documents by writing to the Transfer Agent at P.O.
Box 5270, Denver, Colorado 80217, or by calling toll-free 1.800.399.7181.

Fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S.
government agency. Fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated February 11, 2008.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page

Synopsis................................................................
   What am I being asked to vote on?....................................
   What are the general tax consequences of the Reorganization?.........
   How do the investment objectives and policies of the Funds compare?..
   What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?.............................
   What are the capitalizations of the Funds and what would the capitalization be after
      the Reorganization?...............................................
   How have the Funds performed?........................................
How do the Account Features and Shareholder Services for the Funds Compare?
      Purchases and Repurchases of Fund Shares..........................
      Dividends and Distributions.......................................

How do the Principal Risks of Investing in the Funds Compare?...........

Information About the Reorganization....................................
   How will the Reorganization be carried out? .........................
   Who will pay the expenses of the Reorganization? ....................
   What are the tax consequences of the Reorganization? ................

Reasons for the Reorganization..........................................
   Board Considerations ................................................
   What should I know about shares of Core Strategies Hedge Fund?.......

What are the Fundamental Investment Restrictions of the Funds?..........

Other Comparisons Between the Funds.....................................
      Management of the Funds...........................................
      Investment Adviser and Sub-Adviser................................
      Distribution Arrangements.........................................
      Custody Services..................................................
      Shareholder Rights................................................

Voting Information .....................................................
   How do I vote? ......................................................
   Who is Entitled to Vote and How are Votes Counted?...................
   Quorum and Required Vote.............................................
   Solicitation of Proxies..............................................
   Revoking a Proxy.....................................................
   What other matters will be voted upon at the Meeting?................

Additional Information About the Funds..................................
   Principal Shareholders...............................................

Prospectus of OFI Tremont Core Strategies Hedge Fund dated July 27, 2007.

                                   SYNOPSIS

      This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy Statement and by the Reorganization Agreement
which is attached as Exhibit A. Shareholders should carefully review this
Prospectus and Proxy Statement and the Reorganization Agreement in their entirety and, in particular, the Prospectus of Core Strategies Hedge Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

      You are being asked by the Board of Trustees of Market Neutral Hedge
Fund to approve the reorganization of your Fund, Market Neutral Hedge Fund, with and into Core Strategies Hedge Fund (each individually a "Fund" and collectively the "Funds").  If shareholders of Market Neutral Hedge Fund approve the Reorganization, substantially all of the assets of Market Neutral
Hedge Fund will be transferred to Core Strategies Hedge Fund, in exchange for an equal value of shares of Core Strategies Hedge Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Core Strategies Hedge Fund will then be distributed to Market
Neutral Hedge Fund shareholders, and Market Neutral Hedge Fund will subsequently be liquidated and dissolved. If the Reorganization is approved by shareholders of Market Neutral Hedge Fund, you will no longer be a shareholder of Market Neutral Hedge Fund and, instead, will become a shareholder of Core Strategies Hedge Fund.  This exchange will occur on the
Closing Date of the Reorganization.

      Approval of the Reorganization means that as a shareholder in Market
Neutral Hedge Fund, you will receive shares of Core Strategies Hedge Fund, equal in value to the value of the net assets of your Market Neutral Hedge
Fund shares transferred to Core Strategies Hedge Fund on the Closing Date.
The shares you receive will be issued at net asset value ("NAV") without a sales charge and without a reset of the "lock up" (the fee assessed on shares repurchased within one year of the initial investment).

      In considering whether to approve the Reorganization, you should consider, among other things:

(i)   The number of similarities (as well as any differences) between the
               Funds (as discussed herein) and the relative advantages and disadvantages of each Fund.

(ii)  That the Reorganization would allow you the ability to continue your investment in a fund that closely resembles the investment style you were seeking when you invested in Market Neutral
               Hedge Fund.

 Core Strategies Hedge Fund and Market Neutral Hedge Fund are both closed-end, non-diversified management investment companies organized as
 Massachusetts business trusts on May 24, 2002 and both commenced operations on January 3, 2003. As of September 30, 2007, Market Neutral Hedge Fund had
 approximately $54.8 million in net assets and Core Strategies Hedge Fund had approximately $194 million in net assets.

      Shareholders  of Market  Neutral  Hedge Fund are  expected  to realize a number of  benefits  from the  proposed  Reorganization.  The assets of Market
Neutral Hedge Fund have been  decreasing  significantly  from recent  tenders, resulting in the Fund  spreading  its operating  costs over a declining  asset base. If the  Reorganization  is approved,  shareholders  would avoid the risk of remaining  in a fund with a  diminishing  asset base that could  experience increased per share operating expenses.  Furthermore,  although performance is not indicative of future results,  for the one, three and year-to-date periods ended  September 30, 2007, and from inception  (1/2/03) to September 30, 2007,
the  average  annual  total  returns  of  Core   Strategies   Hedge  Fund  has
consistently  outperformed  the  performance  of Market  Neutral  Hedge  Fund.
Although  the Funds'  overall  strategies  of investing in hedge funds are the same,  shareholders  should be aware that whereas the investment  objective of
Market Neutral Hedge Fund makes  reference to  "preservation  of capital," the investment  objective  of  Core  Strategies  Hedge  Fund  does  not do so.  In addition,  Core  Strategies  Hedge Fund is  authorized  to incur  greater risk exposure  through  investment  in hedge  funds  focusing  on event  driven and distressed issuer investing and equity,  fixed income and currency hedging and arbitrage.  (See the discussion in "Reasons for the Reorganization"  beginning on page __ for more details.)

      The Board of Trustees of Market Neutral Hedge Fund ("Board") reviewed and discussed the proposed Reorganization with OppenheimerFunds, Inc. (the
"Adviser"), Tremont Partners, Inc. (the "Sub-Adviser") and the Board's
independent legal counsel. Information with respect to, but not limited to, each Fund's respective investment objectives and policies, management fees and other operating expenses, historical performance and asset size, was also considered by the Board of Market Neutral Hedge Fund.

      Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page ____, together with other relevant factors and information, at a meeting held on
December 20, 2007, the Board of Market Neutral Hedge Fund concluded that the
Reorganization would be in the best interests of shareholders of Market
Neutral Hedge Fund and that the Fund would not experience any dilution as a result of the Reorganization.  The Board of Market Neutral Hedge Fund voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

      The proposed Reorganization was also approved by the Board of Trustees of Core Strategies Hedge Fund at a meeting held on December 20, 2007. Core
Strategies Hedge Fund shareholders do not vote on the Reorganization.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that shareholders of Market Neutral Hedge Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of shares of Market Neutral Hedge Fund for shares of Core Strategies
Hedge Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

      For federal income tax purposes, it is expected that the holding period of your Market Neutral Hedge Fund shares will be carried over to the holding period for Core Strategies Hedge Fund shares you receive in connection with the Reorganization. This exchange will occur on the Closing Date (as such term is defined in the Reorganization Agreement) of the Reorganization.

      One of the requirements to qualify as a tax-free reorganization under the Internal Revenue Code is that a significant portion of the assets of
Market Neutral Hedge Fund continue to be used by Core Strategies Hedge Fund after the Reorganization. Due to common holdings in both Funds, it is expected that the assets of Market Neutral Hedge Fund will satisfy this requirement. As a result, prior to the Reorganization, it is not expected to be necessary for Market Neutral Hedge Fund to sell a significant amount of portfolio securities that do not conform with Core Strategies Hedge Fund's investment objective and strategies for purposes of the Reorganization.
However, Market Neutral Hedge Fund may sell securities prior to the
Reorganization in the ordinary course of its business as a closed-end investment company.

How do the investment objectives and policies of the Funds compare?

      Market Neutral Hedge Fund seeks long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. It seeks to achieve this objective by investing primarily in alternative asset managers ("Underlying Fund
Managers") employing various "relative value" investment strategies that have historically demonstrated a low correlation to the general performance of equity, debt and other markets. Market Neutral Hedge Fund will invest a greater concentration of assets in arbitrage based strategies but will also invest a portion of assets in directional strategies. Market Neutral Hedge
Fund will invest no more than 20% of its assets in Underlying Fund Managers that do not use market neutral strategies, but which use other strategies that have investment performance characteristics that have historically been negatively correlated to the equity and fixed income markets. In comparison,
Core Strategies Hedge Fund seeks to generate absolute returns over various market cycles, by investing in Underlying Fund Managers that employ more directional investment strategies. The combination of relative value and directional strategies offer the potential for attractive investment returns and attempt to limit the Core Strategies Hedge Fund's overall investment exposure to general trends in equity, debt and other markets. There are no strategy limits for investments by Core Strategies Hedge Fund.

      Historically, Market Neutral Hedge Fund has had a larger allocation to fixed income arbitrage, market neutral and multi strategy while the Core
Strategies Hedge Fund has had a greater allocation to long/short equity and event driven strategy.

      Each Fund may retain an Underlying Fund Manager to manage an account or investment vehicle, referred to as a "Segregated Account", for that Fund.

      The chart below compares the Funds' overall investment objectives, investment strategies and other policies.

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        MARKET NEUTRAL HEDGE FUND              CORE STRATEGIES HEDGE FUND
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Objectives
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund seeks long-term capital        The Fund seeks to generate
 appreciation consistent with            consistently absolute returns over
 preservation of capital while           various cycles.
 attempting to generate positive
 returns over various market cycles.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Strategies
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Market Neutral Hedge Fund invests       Core Strategies Hedge Fund invests
 mainly in a select group of Underlying  mainly in a select group of
 Fund Managers employing a variety of    Underlying Fund Managers employing a
 "market neutral" investment strategies  wide range of specialized investment
 that have historically demonstrated a   strategies. It will actively allocate
 low correlation to the general          its assets among a variety of
 performance of equity, debt and other   alternative investment strategies
 markets. Market neutral investment      that each individually offer the
 strategies seek to provide predictable  potential for attractive investment
 investment returns regardless of        returns and are expected to blend
 general stock market movements. The     together within the Fund's portfolio
 Sub-Adviser is primarily responsible    to limit the Fund's overall
 for selecting the Underlying Fund       investment exposure to general trends
 Managers and determining the portion    in equity, debt and other markets.
 of the Fund's assets to be allocated    The Sub-Adviser is primarily
 to each Underlying Fund Manager,        responsible for selecting the
 subject to the general supervision of   Underlying Fund Managers and
 the Adviser and the Fund's Board. The   determining the portion of the Fund's
 Fund will implement these allocation    assets to be allocated to each
 decisions by investing primarily in     Underlying Fund Manager, subject to
 private investment partnerships and     the general supervision of the
 similar investment vehicles that are    Adviser and the Fund's Board. The
 managed by Underlying Fund Managers     Fund will implement these allocation
 ("Underlying Funds"). Through its       decisions by investing primarily in
 selection of Underlying Funds that      private investment partnerships and
 pursue varied market neutral            similar investment vehicles that are
 strategies relative to the general      managed by Underlying Fund Managers
 performance of the equity, debt and/or  ("Underlying Funds').
 other markets, the Sub-Adviser
 constructs the Fund's portfolio to      Underlying Funds in which the Fund
 seek, in the aggregate, positive        will invest may include private
 investment returns regardless of        investment limited partnerships,
 general market conditions.              joint ventures, other investment

                                         companies and similar entities
 Underlying Funds in which the Fund      managed by Underlying Fund Managers.
 will invest may include private         In addition, the Fund may on occasion
 investment limited partnerships, joint  retain one or more Underlying Fund
 ventures, other investment companies    Managers to manage and invest
 and similar entities managed by         designated portions of the Fund's
 Underlying Fund Managers. In addition,  assets (either as separately managed the Fund may on occasion retain one or  accounts or by creating separate
 more Underlying Fund Managers to        investment vehicles in which an
 manage and invest designated portions   Underlying Fund Manager will serve as
 of the Fund's assets (either as         general partner of the vehicle and
 separately managed accounts or by       the Fund will be the sole limited
 creating separate investment vehicles   partner ("Affiliated Underlying
 in which an Underlying Fund Manager     Funds").
 will serve as general partner of the
 vehicle and the Fund will be the sole   The investment programs of the
 limited partner ("Affiliated            Underlying Fund Manager may include
 Underlying Funds").                     both market neutral strategies, such
                                         as long/short equity investing and
 "Market neutral" investment strategies  various types of arbitrage
 employed by Underlying Fund Managers    strategies, as well as directional
 encompass a broad range of investment   strategies, such as event driven and
 programs, including those involving     distressed investments. Distressed
 the use of hedging and arbitrage        investments entail a greater risk
 techniques in the equity,               that the issuer may default on its
 fixed-income, currency and commodity    obligation to pay interest or to
 markets. These investment programs      repay principal than in the case of
 employ a variety of sophisticated       investment grade securities, and the
 investment techniques that include,     issuer's low creditworthiness may
 among other things, short sales of      increase the potential for its
 securities, use of leverage (i.e.,      insolvency. Although some Underlying
 borrowing money for investment          Fund Managers may pursue strategies
 purposes), and transactions in          that historically have exhibited low
 derivative securities and other         correlation to traditional equity
 financial instruments such as stock     markets, other Underlying Fund
 options, index options, futures         Managers may pursue directional
 contracts and options on futures.       strategies. In allocating the Fund's
 Underlying Fund Managers' use of these  assets among Underlying Fund Managers techniques will be an integral part of  that pursue directional strategies,
 their investment programs, and will     the Sub-Adviser will emphasize
 involve significant risks to the Fund.  investment programs that it believes are most likely to achieve high rates
 The investment strategies of the        of return under prevailing market
 Underlying Fund Managers may include,   conditions. Many of the investment
 among others:                           programs of Underlying Fund Managers
                                         involve the use of hedging and
 o     index arbitrage;                  arbitrage techniques in the equity,
 o     interest rate arbitrage;          fixed income, currency and commodity
 o     merger arbitrage;                 markets. These investment programs
 o     convertible bond and warrant      employ a variety of sophisticated
       hedging;                          investment techniques that include,
 o     statistical long/short equity     among other things, short sales of
       strategies; and                   securities, use of leverage (i.e.,
 o     pairs trading.                    borrowing money for investment
                                         purposes), and transactions in
 Underlying Fund Managers using          derivative securities and other
 arbitrage strategies attempt to         financial instruments such as stock
 identify and exploit pricing            options, index options, futures
 inefficiencies between related          contracts and options on futures.
 instruments or combinations of
 instruments. Sophisticated              Underlying Fund Managers' use of
 mathematical and statistical            these techniques will be an integral
 techniques and models are used to       part of their investment programs,
 attempt to identify relative value      and will involve significant risks to
 between related instruments or          the Fund.
 combinations of instruments and to
 capture mispricings among such          The investment strategies of the
 instruments. Underlying Fund Managers   Underlying Fund Managers may include,
 pursuing arbitrage strategies utilize   among others:
 a variety of techniques and models,
 ranging from purely quantitative,       o     long/short equity;
 short-term models to more               o     equity hedging and arbitrage;
 discretionary approaches using          o     fixed income hedging and
 fundamental research to construct long        arbitrage;
 and short portfolios.                   o     currency hedging and arbitrage;
                                         o     index arbitrage;
                                         o     interest rate arbitrage;
                                         o     merger arbitrage;
                                         o     convertible bond and warrant
                                               hedging;
                                         o     statistical long/short equity
                                               strategies;
                                         o     pairs trading;
                                         o     event driven; and
                                         o     distressed issuer investing.

                                         Underlying Fund Managers using
                                         arbitrage strategies attempt to
                                         identify and exploit pricing
                                         efficiencies between related
                                         instruments or combinations of
                                         instruments. Sophisticated
                                         mathematical and statistical
                                         techniques and models are used to
                                         attempt to identify relative value
                                         between related instruments or
                                         combinations of instruments and to
                                         capture mispricings among such
                                         instruments. Underlying Fund Managers
                                         pursuing arbitrage strategies utilize
                                         a variety of techniques and models,
                                         ranging from purely quantitative,
                                         short-term models to more
                                         discretionary approaches using
                                         fundamental research to construct
                                         long and short portfolios.

 -------------------------------------------------------------------------------
                         Who is the Fund Designed For?
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Market Neutral Hedge Fund is designed   Core Strategies Hedge Fund is
 for investors with a high risk          designed for investors that are
 tolerance, that are exempt from         exempt from federal income tax that
 federal income tax that seek to invest  seek to invest a portion of their
 a portion of their assets in            assets in alternative asset managers.
 alternative asset managers. The Fund    The Fund is not a complete investment
 is not a complete investment program.   program.

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                    Adviser
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 OppenheimerFunds, Inc.                  OppenheimerFunds, Inc.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                  Sub-Adviser
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Tremont Partners, Inc.                  Tremont Partners, Inc.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                               Portfolio Managers
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Timothy J. Birney                       Timothy J. Birney
 -------------------------------------------------------------------------------

      As shown in the chart above, both Funds invest in private investment partnerships - often referred to as "hedge funds" - to achieve their respective investment objective. The essential difference in their approach to seeking total return is Market Neutral Hedge Fund's emphasis on Underlying
Fund Managers that take a "market neutral" investment strategy. Market neutral investment strategies seek to provide predictable investment returns regardless of general stock market movements. Core Strategies Hedge Fund is permitted, but not required, to follow that investment strategy.

      As of November 30, 2007, there was a 55% overlap in Underlying Fund
Managers held by Market Neutral Hedge Fund, also held by Core Strategies
Hedge Fund.

      Each Fund's portfolio was allocated across the following sectors:

---------------------------------------------------------------------------
                                       Market Neutral    Core Strategies
                                         Hedge Fund         Hedge Fund
               SECTOR                    Allocation         Allocation
                                      (as of 9/30/07*)   (as of 9/30/07*)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
o     Long/Short Equity                    19.7%              33.9%
o     Event Driven                          28.3               23.6
o     Equity Market Neutral                 12.8               15.5
o     Multi-Strategy                        19.1               14.4
o     Fixed Income Arbitrage                7.4                7.2
o     Managed Futures                       1.9                3.0
o     Emerging Markets                      6.1                1.7
o     Cash Equivalents                      4.7                0.6
o     Common Stock                          0.0                0.1
o     Miscellaneous Securities              0.0                0.0

---------------------------------------------------------------------------
      *Unaudited

What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

      Each Fund pays a variety of expenses directly for management of their respective assets, administration and/or distribution of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly. Shareholders may also pay an Early Repurchase Fee if their shares are repurchased by the Fund less than one year after the date of the initial investment.

      The table below reflects the current contractual management fee schedule for each of the Funds and the estimated "pro forma" management fee schedule for the surviving Core Strategies Hedge Fund upon the successful completion of the Reorganization.  The table is provided to help you understand and compare the fees and expenses of investing in shares of each
Fund. The pro forma fees and expenses of the surviving Core Strategies Hedge
Fund show what the fees and expenses are expected to be after giving effect to the Reorganization. The table indicates that although the total annual operating expenses of Core Strategies Hedge Fund will increase as a consequence of the Reorganization, those expenses will still remain lower than the total annual operating expenses of Market Neutral Hedge Fund.

      "Other Expenses" in the table include administrative fees, custodial fees, and accounting and legal expenses that each Fund pays.

                       CURRENT AND PRO FORMA FEE TABLE
For Shares of Beneficial Interest for the 12 month period ended March 31, 2007

---------------------------------------------------------------------------------
                                     Market         Core          Pro Forma
                                                                  Surviving
                                     Neutral     Strategies    Core Strategies
                                   Hedge Fund    Hedge Fund       Hedge Fund
                                     Shares        Shares           Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None          None             None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dividend Reinvestment Fees            None          None             None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Early Repurchase Fee (as
percentage of value of shares
repurchased) (applies to              1.00%         1.00%           1.00%
repurchases less than one year
after date of initial investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
(computed at the annual rate indicated of the aggregate value of outstanding shares determined as of the last day of the month)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Advisory Fee                       1.25(1)(6)%  1.50(1)((6))%       1.50%
---------------------------------------------------------------------------------
Administration Fee                 0.15((2))%     0.15(2)%         0.15(2)%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Interest Payments on Borrowed         0.04%       0.00(3)%         0.00(3)%
Funds
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                     0.22((4))%    0.13((4))%       0.13((4))%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Acquired Fund Fees and Expenses    15.43((5))%   11.74((5))%     12.55((5))%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating Expenses    17.09((6))%   13.52((6))%        14.33%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Contractual Fee Waiver,
excluding Acquired Fund Fees and       N/A           N/A         (0.28%)((7))
Expenses
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating Expenses,    17.09%(6)     13.52%(6)      14.05%(6)(7)
including the applicable
Contractual Fee Waiver for Core
Strategies Hedge Fund after the
Reorganization

---------------------------------------------------------------------------------

     1. The  Adviser has  voluntarily  undertaken  to limit (i) Core  Strategies
Hedge Fund's  advisory fee to no more than 1.25% of that Fund's average  monthly assets,  and (ii) the total expenses of each Fund, to no more than 1.50% of that
Fund's average monthly assets. These undertakings  currently are not contractual and can be amended or  withdrawn  at any time.  The Adviser has agreed that upon the  closing  of the  Reorganization,  the  voluntary  undertaking  to limit the advisory  fee of Core  Strategies  Hedge  Fund will  remain in  effect,  and the undertaking to limit total expenses will become a contractual undertaking.

     2.  Under the terms of an  administration  agreement  with each  Fund,  the
Adviser provides certain administrative services to each Fund, including,  among others,  assisting in the review of investor applications,  handling shareholder inquiries, and preparing various reports,  communications and regulatory filings of each Fund. In consideration for those administrative services, each Fund pays the Adviser a monthly fee computed at the annual rate of 0.15% of the  aggregate value of outstanding shares determined as of the last day of each calendar month
(the  "Administration  Fee").  Related to this,  the Adviser (in its capacity as administrator)  and  the  Sub-Adviser  have  entered  into a  sub-administration agreement,  pursuant  to  which  the  Adviser  may  delegate  some or all of the administrative responsibilities to the Sub-Adviser. The Adviser, in its capacity as  administrator  of the  Funds,  pays  the  Sub-Adviser,  in its  capacity  as sub-administrator,  some or all of the Administration  Fee. See  "Administrative and Shareholder Services" below.

     3.  Interest  payments  on  Borrowed  Funds are less than  0.005%  for Core
Strategies Hedge Fund.

     4. "Other Expenses" consist of  administrative  fees,  custodial  expenses, accounting and legal expenses, among others.

     5. The "Acquired  Fund Fees and  Expenses" are the expenses that  investors indirectly bear at the Underlying Fund level.  These expenses  generally  reduce the net return of the applicable Underlying Fund and are not paid by the Fund or its  shareholders  directly.  These  "Acquired  Fund Fees and Expenses"  consist mainly of the management fees, including performance-based  management fees, and the interest expenses paid by the Underlying Fund. The annual management fees of
the   Underlying   Fund  range   from  1.0%  to  2.0%  of  net  assets   plus  a
performance-based fee ranging from 10% to 25% on any net profits earned by those funds. Many of the Underlying Funds borrow money for investment purposes as part of their  portfolio  strategy.  The  interest  expenses  associated  with  those
borrowings   are  also  included  in  the  "Acquired  Fund  Fees  and  Expenses"
calculation.  The calculation  does not include any reduction for the Underlying
Funds' earnings on their investment of those borrowings,  however.  The expenses of the Underlying Funds may vary in future years.

     6. The "Total Annual  Operating  Expenses" in the table are based on, among other  things,  the actual  fees each Fund  would have paid for the fiscal  year ended March 31, 2007,  assuming that the Adviser had not voluntarily  undertaken to  limit  each  Fund's  total  expenses,  excluding  Underlying  Fund  Fees and
Expenses, to an annual rate of no more than 1.50% of each Fund's average monthly net assets.  After giving effect to the expense limitation  provision,  "Adviser
Fees" were 1.08% for Market Neutral Hedge Fund and 1.20% of the Core  Strategies
Hedge Fund and "Total Annual Operating  Expenses" were 16.92% for Market Neutral
Hedge Fund and 13.22% for Core Strategies  Hedge Fund as a percentage of average monthly  net  assets.  7. The  Adviser  has agreed  that upon the closing of the
Reorganization, the Adviser will contractually agree to limit the total expenses
(excluding  Acquired  Fund Fees and  Expenses) to 1.50%  through March 31, 2009.
This Expense Limitation  Agreement will  automatically  renew on an annual basis unless terminated by the Board of Trustees of Core Strategies Hedge Fund.

Examples

     The  examples  below are intended to help you compare the cost of investing in Market Neutral Hedge Fund, Core Strategies Hedge Fund, and the surviving Core
Strategies Hedge Fund after the Reorganization.  These examples assume an annual return of 5%, the  operating  expenses  remain the same as the  expenses  in the
Annual Fund Operating Expense Table above and reinvestment of your dividends and distributions.

     For each $1,000 investment,  you would pay the following projected expenses if you did not tender your shares  after the number of years shown or did tender your shares for the number of years shown  without  redeeming,  according to the following examples.

                          Market Neutral Hedge Fund
--------------------------------------------------------------------------------
Assuming you do not       1 Year       3 Years        5 Years       10 Years
tender shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           $175          $465          $688          $1,049
--------------------------------------------------------------------------------

                          Market Neutral Hedge Fund
--------------------------------------------------------------------------------
Assuming you tender       1 Year       3 Years        5 Years       10 Years
your shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           $193          $465          $688          $1,049
--------------------------------------------------------------------------------

                          Core Strategies Hedge Fund
--------------------------------------------------------------------------------
Assuming  you  do  not    1 Year        3 Years       5 Years       10 Years
tender shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           $139          $381          $584           $959
--------------------------------------------------------------------------------

                          Core Strategies Hedge Fund
--------------------------------------------------------------------------------
Assuming you tender       1 Year        3 Years       5 Years       10 Years
your shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           $148          $381          $584           $959
--------------------------------------------------------------------------------

     Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
--------------------------------------------------------------------------------
Assuming   you  do  not    1 year       3 years       5 years       10 years
tender    shares    for
repurchase by the Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            $147         $401          $610           $983

--------------------------------------------------------------------------------

     Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
--------------------------------------------------------------------------------
Assuming   you   tender    1 year       3 years       5 years       10 years
shares  for  repurchase
by the Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            $157         $401          $610           $983

--------------------------------------------------------------------------------

      The additional examples below are intended to help you compare the cost of investing in Market Neutral Hedge Fund, Core Strategies Hedge Fund, and
the surviving Core Strategies Hedge Fund after the Reorganization. These examples assume that you invest $500,000 in shares for the time periods indicated. The examples assume an annual return of 5%, the operating expenses remain the same as the expenses in the Annual Fund Operating Expense Table above and reinvestment of your dividends and distributions. Based on these assumptions your expenses would be as follows:

                          Market Neutral Hedge Fund
--------------------------------------------------------------------------------
Assuming you do not       1 Year       3 Years        5 Years       10 Years
tender shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         $87,586       $232,271      $344,087       $524,745
--------------------------------------------------------------------------------

                          Market Neutral Hedge Fund
--------------------------------------------------------------------------------
Assuming you tender       1 Year       3 Years        5 Years       10 Years
your shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         $96,377       $232,271      $344,087       $524,745
--------------------------------------------------------------------------------

                          Core Strategies Hedge Fund
--------------------------------------------------------------------------------
Assuming  you  do  not    1 Year        3 Years       5 Years       10 Years
tender    shares   for
repurchase    by   the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          $69,290      $190,662      $292,234       $479,458
--------------------------------------------------------------------------------

                          Core Strategies Hedge Fund
--------------------------------------------------------------------------------
Assuming you tender       1 Year        3 Years       5 Years       10 Years
your shares for
repurchase by the
Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          $78,438      $190,662      $292,234       $479,458
--------------------------------------------------------------------------------

     Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
--------------------------------------------------------------------------------
Assuming   you  do  not    1 year       3 years       5 years       10 years
tender    shares    for
repurchase by the Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          $73,441      $200,407      $304,786       $491,558

--------------------------------------------------------------------------------

     Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
--------------------------------------------------------------------------------
Assuming   you   tender    1 year       3 years       5 years       10 years
shares  for  repurchase
by the Fund:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          $78,441      $200,407      $304,786       $491,558

--------------------------------------------------------------------------------

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

      The following tables set forth the existing capitalization (unaudited)
of Market Neutral Hedge Fund and Core Strategies Hedge Fund as of September
30, 2007 and the pro forma combined capitalization of Core Strategies Hedge
Fund as of September 30, 2007 as if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------
Market Neutral Hedge       Net Assets          Shares         Net Asset Value
Fund                                         Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          $54,841,704        59,683.881           $918.87
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Strategies Hedge      Net Assets          Shares         Net Asset Value
Fund                                         Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          $194,009,414      194,314.0863          $998.43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Strategies Hedge      Net Assets          Shares         Net Asset Value
Fund
(Pro Forma Surviving
Fund)*                                       Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          $248,851,118       249,242.024         $998.432
--------------------------------------------------------------------------------
*  Reflects the issuance of 54,927.941 shares of beneficial interest,  of Core
   Strategies  Hedge Fund in a tax-free  exchange for the net assets of Market
   Neutral Hedge Fund, aggregating 249,242.024.

How have the Funds performed?

      The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance from year to year since the Funds' inception in 2003 and (ii) tables detailing how the average annual total returns of each Fund's shares, for the periods ended
December 31, 2007. The past investment performance of either Fund is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for Market Neutral Hedge Fund as of 12/31 each year

--------------------------------------------------------------------------------
          Calendar Year Ended:                 Market Neutral Hedge Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 7.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 4.89%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 6.02%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 8.23%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 -0.11%

--------------------------------------------------------------------------------

-----------------------------------------------------
Average Annual Total Returns for the Periods Ended
12/31/07
-----------------------------------------------------
----------------------------------------------------------

1-Year            3-Year             Since Inception

                                            (1/2/03)
----------------------------------------------------------
----------------------------------------------------------

-0.11%            4.65%                        5.27%

----------------------------------------------------------

Annual Total Returns for Core Strategies Hedge Fund as of 12/31 each year

--------------------------------------------------------------------------------
          Calendar Year Ended:                 Core Strategies Hedge Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 6.91%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 5.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                  4.02%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 10.42%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 9.46%

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Average Annual Total Returns for the Periods Ended
12/31/07
---------------------------------------------------------------------------------
-------------------------------------------------------------

1-Year                  3-Year        Since Inception

                                             (1/2/03)
-------------------------------------------------------------
-------------------------------------------------------------

9.46%                    7.93%                  7.18%

-------------------------------------------------------------

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases and Repurchases of Fund Shares

      The procedures for purchasing Fund shares and for repurchases of shares by each Fund are the same. No shareholder has the right to require either
Fund to exchange or redeem Fund shares. There is no public market for shares, and none is expected to develop.

      Shares at their net asset value per share will be sold only to
"Qualified Investors" that are exempt from federal income tax. The net asset value of each Fund is computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31), (ii) the last day of each taxable year (December 31), (iii) the day preceding the date as of which any shares of the Fund are purchased, (iv) any day as of which the Fund repurchases any shares or (v) any day the Fund makes a distribution to shareholders in shares pursuant to the Fund's reinvestment program.

          Currently,  "Qualified Investors" include: (i) companies (other than investment  companies)  that represent that they have a net worth of more than
$1,500,000;  and (ii) persons who have at least  $750,000  under the Adviser's or its affiliates'  management,  including any amount invested in the Fund. In addition,  shares are  offered  only to  investors  that are U.S.  persons for federal  income tax purposes,  as defined  below,  and that represent they are exempt from federal income tax.

      Each Fund from time to time will offer to repurchase  outstanding shares pursuant to written tenders by  shareholders.  Repurchase  offers will be made at such times and on such terms as may be  determined by the Board in its sole discretion,  subject to certain regulatory  requirements  imposed by the rules of the SEC, and generally will be offered to repurchase at a specified  dollar amount of  outstanding  shares.  A redemption  fee equal to 1.00% of the value of  shares  repurchased  by the Fund  will  apply if the date as of which  the shares  are to be valued  for  purposes  of  repurchase  is less than one year following  the date of the  shareholder's  initial  investment in the Fund. If applicable,  the  redemption  fee  will  be  deducted  before  payment  of the proceeds of a repurchase.

      In determining  whether each Fund should  repurchase  shares pursuant to written tenders,  the Board will consider the  recommendations of the Adviser.
The Adviser  expects that it will recommend to the Board that Core  Strategies
Hedge Fund offer to repurchase  shares,  as of the last business day of March,
June,  September  and December of each year,  as has been the practice of both
Funds.  Each Fund  anticipates that the Board will limit each repurchase to no more  than 50% of the  Fund's  total  assets,  although  the limit for any one repurchase may be lower.

Dividends and Distributions

The  amount  of any  dividends  that  either  Fund  pays may vary  over  time, depending on market  conditions,  the  composition  of that Fund's  investment portfolio,  the expenses borne by the Fund's shares, any distributions made to the  Fund by the  Underlying  Funds  or  Segregated  Accounts  and  applicable distribution  requirements  imposed  on the  Fund by  Subchapter  M under  the
Internal Revenue Code.

      Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  However, there can be no assurance that either Fund will pay any dividend or capital gains distributions in a particular year.

        HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS COMPARE?

      The Funds' Overall Risk. Like all investments, an investment in either
Fund involves risk.  There is no assurance that either Fund will meet its investment objective.  The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds'
investments, investment performance and prices per share.  There is also the risk that poor selection of an Underlying Fund Manager by the Sub-Adviser will cause a Fund to underperform other funds having a similar objective.
These risks mean that you can lose money by investing in either Fund. When you tender your shares for repurchase, they may be worth more or less than what you paid for them.

INVESTMENT-RELATED RISKS

General   Economic  and  Market   Conditions.   The  success  of  each  Fund's
investment  program may be affected by general economic and market conditions, such as interest rates,  availability  of credit,  inflation  rates,  economic uncertainty,  changes  in  laws,  and  national  and  international  political
circumstances.   These  factors  may  affect  the  level  and   volatility  of
securities  prices and the liquidity of investments  held by Underlying  Funds and Segregated  Accounts.  Unexpected  volatility or illiquidity  could impair the Fund's profitability or result in losses.

Highly  Volatile  Markets.  The  prices  of  commodities   contracts  and  all
derivative   instruments,   including  futures  and  options,  can  be  highly
volatile.   Price  movements  of  forwards,   futures  and  other   derivative
contracts in which an Underlying Fund's or Segregated  Account's assets may be invested are  influenced  by, among other  things,  interest  rates,  changing supply and demand relationships,  trade, fiscal, monetary and exchange control
programs  and  policies  of  governments,   and  national  and   international
political and economic  events and  policies.  In addition,  governments  from time to time  intervene,  directly  and by  regulation,  in  certain  markets,
particularly  those  in  currencies,   financial   instruments,   futures  and
options.  Such  intervention  often is intended  directly to influence  prices and may,  together  with  other  factors,  cause all of such  markets  to move rapidly in the same  direction  because of, among other things,  interest rate fluctuations.  Underlying  Funds and  Segregated  Accounts are also subject to the risk of the failure of any exchanges on which their  positions trade or of the clearinghouses for those exchanges.

Risks  of  Securities   Activities.   All  securities  investing  and  trading
activities  involve the risk of loss of capital.  While the  Sub-Adviser  will attempt to  moderate  these  risks,  there can be no  assurance  that the each
Fund's investment  activities will be successful or that shareholders will not
suffer  losses.  The  following   discussion  sets  forth  some  of  the  more
significant  risks  associated  with the Underlying  Fund Managers'  styles of investing:

            Equity   Securities.    Underlying   Fund   Managers'   investment
portfolios may include long and short  positions in common  stocks,  preferred stocks and  convertible  securities of U.S. and non-U.S.  issuers.  Underlying
Fund  Managers  also may invest in  depository  receipts  relating to non-U.S.
securities,  which are subject to the risks  affecting  investments in foreign
issuers   discussed   under   "Non-U.S.   Investments,"   below.   Issuers  of
un-sponsored  Depository  Receipts  are not  obligated  to  disclose  material
information  in  the  United  States,   and  therefore,   there  may  be  less
information  available  regarding such issuers.  Equity  securities  fluctuate in value,  often based on factors  unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

      Fixed-Income  Securities.  The value of fixed-income securities in which
Underlying  Funds and  Segregated  Accounts  invest will change in response to
fluctuations  in  interest  rates.  For  fixed-rate  debt   securities,   when
prevailing  interest rates fall, the values of already-issued  debt securities generally  rise. When interest rates rise, the values of  already-issued  debt securities  generally  fall,  and they may sell at a discount  from their face amount.  In  addition,  the  value  of  certain  fixed-income  securities  can
fluctuate  in  response  to  perceptions  of  credit   worthiness,   political
stability   or   soundness   of  economic   policies.   Valuations   of  other
fixed-income instruments,  such as mortgage-backed  securities,  may fluctuate in  response to changes in the  economic  environment  that may affect  future cash flows.

      Non-U.S.   Investments.   It  is  expected  that  Underlying  Funds  and
Segregated  Accounts  will  invest in  securities  of non-U.S.  companies  and
countries.   Foreign   obligations  have  risks  not  typically   involved  in
domestic  investments.  Foreign investing can result in higher transaction and operating  costs for the Fund.  Foreign  issuers  are not  subject to the same accounting and disclosure  requirements to which U.S.  issuers are subject and consequently,  less information is available to investors in companies located in such countries  than is available to investors in companies  located in the
United States.  The value of foreign  investments  may be affected by exchange control  regulations;  fluctuations in the rate of exchange between currencies and costs associated with currency  conversions;  the potential  difficulty in repatriating  funds;  expropriation or  nationalization of a company's assets;
delays in  settlement of  transactions;  changes in  governmental  economic or monetary  policies  in the U.S. or abroad;  or other  political  and  economic factors.

            Securities of issuers in emerging and developing  markets  present
risks  not  found  in  securities  of  issuers  in  more  developed   markets.
Securities  of  issuers  in  emerging  and  developing  markets  may  be  more difficult to sell at  acceptable  prices and their prices may be more volatile
than  securities  of  issuers  in  more  developed  markets.   Settlements  of
securities  trades in  emerging  and  developing  markets  may be  subject  to greater  delays  than in other  markets so that the Fund might not receive the proceeds  of a  sale  of  a  security  on a  timely  basis.  Emerging  markets generally have less  developed  trading  markets and exchanges,  and legal and accounting  systems.

            From time to time,  the Funds may invest in  non-U.S.  Hedge Funds which have similar  risks (as  described  above) to investing in securities of
non-U.S. companies and countries.

      Illiquid   Portfolio   Investments.   Underlying  Funds  and  Segregated
Accounts  may  invest  in  securities  that  are  subject  to  legal  or other restrictions  on transfer  or for which no liquid  market  exists.  The market prices,  if any, for such  securities  tend to be volatile  and an  Underlying
Fund or Segregated  Account may not be able to sell them when it desires to do so or to realize  what it  perceives  to be their fair value in the event of a sale.  The sale of  restricted  and illiquid  securities  often  requires more time and results in higher  selling  expenses than does the sale of securities
eligible   for   trading  on   national   securities   exchanges   or  in  the
over-the-counter  markets.  Restricted  securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

The  Underlying  Fund  Managers  may  utilize a variety of special  investment instruments  and techniques to hedge the  portfolios of the  Underlying  Funds against  various  risks  (such as changes in interest  rates or other  factors that  affect  security  values)  or for  non-hedging  purposes  to  pursue  an
Underlying  Fund's  or  Segregated  Account's  investment   objective.   These
strategies may be executed  through  derivative  transactions.  Certain of the special  investment  instruments  and  techniques  that  the  Underlying  Fund
Managers  may  use  are  speculative  and  involve  a  high  degree  of  risk, particularly in the context of non-hedging transactions.

      Derivatives.  Derivatives  are  securities  and  other  instruments  the value or return of which is based on the  performance of an underlying  asset, index,  interest  rate or other  investment.  Derivatives  may be volatile and involve  various  risks,  depending  upon the derivative and its function in a portfolio.  Special  risks may apply to  instruments  that are  invested in by
Underlying  Funds  or  Segregated  Accounts  in  the  future  that  cannot  be determined  at this time or until such  instruments  are developed or invested in by Underlying  Funds or Segregated  Accounts.  Certain  swaps,  options and other  derivative  instruments  may be  subject  to  various  types of  risks, including  market risk,  liquidity  risk, the risk of  non-performance  by the
counterparty,   including  risks  relating  to  the  financial  soundness  and creditworthiness of the counterparty, legal risk and operations risk.

      Call and Put  Options.  There  are  risks  associated  with the sale and purchase of call and put options.  The seller  (writer) of a call option which is covered (e.g., the writer holds the underlying  security)  assumes the risk of a  decline  in the  market  price  of the  underlying  security  below  the purchase  price of the  underlying  security  less the premium  received,  and gives  up the  opportunity  for  gain on the  underlying  security  above  the exercise  price of the option.  The seller of an uncovered call option assumes the risk of a  theoretically  unlimited  increase  in the market  price of the underlying  security  above the exercise  price of the option.  The securities necessary  to satisfy the exercise of the call option may be  unavailable  for purchase  except at much higher prices.  Purchasing  securities to satisfy the exercise of the call option can itself  cause the price of the  securities  to rise further,  sometimes by a significant  amount,  thereby  exacerbating  the loss.  The  buyer of a call  option  assumes  the risk of  losing  its  entire premium  invested  in the call  option.  The seller  (writer)  of a put option which is covered  (e.g.,  the writer has a short  position  in the  underlying security)  assumes  the  risk  of an  increase  in  the  market  price  of the underlying  security above its short sales price plus the premium received for writing the put  option,  and gives up the  opportunity  for gain on the short position if the underlying  security's price falls below the exercise price of the  option.  The  seller of an  uncovered  put option  assumes  the risk of a decline in the market  price of the  underlying  security  below the  exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

      Hedging  Transactions.  The  Underlying  Fund  Managers  may  utilize  a variety of financial instruments, such as derivatives,  options, interest rate swaps,  caps  and  floors,  futures  and  forward  contracts  to seek to hedge against  declines in the values of their  portfolio  positions  as a result of changes in currency exchange rates,  certain changes in the equity markets and market interest rates and other events.  Hedging  transactions  may also limit the  opportunity  for gain if the  value  of the  hedged  portfolio  positions should  increase.  It may not be possible for the Underlying  Fund Managers to hedge  against  a  change  or  event  at a  price  sufficient  to  protect  an
Underlying Fund's or Segregated  Account's assets from the decline in value of the portfolio  positions  anticipated as a result of such change. In addition, it may not be  possible  to hedge  against  certain  changes or events at all.
While an Underlying  Fund Manager may enter into such  transactions to seek to reduce  currency  exchange  rate and  interest  rate risks,  or the risks of a decline in the equity  markets  generally or one or more sectors of the equity markets in  particular,  or the risks posed by the occurrence of certain other events,  unanticipated  changes in currency or interest  rates or increases or smaller than expected  decreases in the equity markets or sectors being hedged or the  non-occurrence  of other events  being hedged  against may result in a poorer overall  performance  for the Fund than if the Underlying  Fund Manager had not engaged in any such hedging  transaction.  In addition,  the degree of correlation  between  price  movements  of the  instruments  used in a hedging strategy  and price  movements  in the  portfolio  position  being  hedged may vary.  Moreover,  for a variety of reasons,  the Underlying  Fund Managers may not seek to establish a perfect  correlation  between such hedging instruments and the  portfolio  holdings  being hedged.  Such  imperfect  correlation  may prevent the  Underlying  Fund  Managers from  achieving the intended  hedge or expose the Fund to additional risk of loss.

      Counterparty  Credit Risk.  Many of the markets in which the  Underlying
Funds or Segregated Accounts effect their transactions are  "over-the-counter"
or  "inter-dealer"  markets.  The  participants in these markets are typically not subject to credit  evaluation and  regulatory  oversight as are members of
"exchange  based"  markets.  To the extent an  Underlying  Fund or  Segregated
Account  invests  in swaps,  derivative  or  synthetic  instruments,  or other over-the-counter  transactions, on these markets, it is assuming a credit risk with  regard to  parties  with  whom it  trades  and may also bear the risk of settlement  default.  These risks may differ  materially from those associated with  transactions  effected on an  exchange,  which  generally  are backed by clearing organization guarantees,  daily marking-to-market and settlement, and segregation and minimum  capital  requirements  applicable to  intermediaries.
Transactions  entered into directly  between two  counterparties  generally do not  benefit  from  such  protections.  This  exposes  an  Underlying  Fund or
Segregated  Account  to the  risk  that  a  counterparty  will  not  settle  a transaction in accordance  with its terms and conditions  because of a dispute over the terms of the  contract  (whether  or not bona  fide) or  because of a credit or liquidity  problem,  thus causing the Underlying  Fund or Segregated
Account to suffer a loss.  Such  counterparty  risk is accentuated in the case of contracts  with longer  maturities  where  events may  intervene to prevent
settlement,   or  where  an  Underlying   Fund  or   Segregated   Account  has
concentrated   its   transactions   with  a   single   or   small   group   of
counterparties.  Underlying  Funds and Segregated  Accounts are not restricted from dealing with any particular  counterparty  or from  concentrating  any or all of their  transactions  with one counterparty.  However,  the Sub-Adviser, with the intent to diversify,  intends to monitor counterparty credit exposure of Underlying Funds and Segregated  Accounts.  The ability of Underlying Funds and  Segregated  Accounts  to  transact  business  with any one or  number  of
counterparties,   the   lack   of   any   independent   evaluation   of   such
counterparties'  financial  capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

      Leverage;  Interest  Rates;  Margin.  Each Fund is  authorized to borrow money  for  investment  purposes,  to meet  repurchase  requests  and for cash management  purposes.  Underlying Funds generally are also permitted to borrow money.  The Funds,  Underlying  Funds and Segregated  Accounts may directly or indirectly  borrow  funds  from  brokerage  firms  and  banks.  Borrowing  for investment  purposes is known as "leverage."  Underlying  Funds and Segregated
Accounts  may also  "leverage"  by using  options,  swaps,  forwards and other
derivative   instruments.   Although  leverage   presents   opportunities  for
increasing  total  investment   return,  it  has  the  effect  of  potentially
increasing  losses as well. Any event that  adversely  affects the value of an
investment,   either  directly  or  indirectly,   by  an  Underlying  Fund  or
Segregated  Account  could  be  magnified  to  the  extent  that  leverage  is
employed.  The  cumulative  effect  of  the  use  of  leverage,   directly  or
indirectly,  in a market that moves adversely to the investments of the entity employing  the  leverage  could result in a loss that would be greater than if leverage  were not  employed.  In  addition,  to the  extent  that the  Funds,
Underlying Fund Managers or Underlying  Funds borrow funds, the rates at which they can borrow may affect the operating results of the Funds.

            In general,  the anticipated use of short-term  margin  borrowings by Underlying  Funds and  Segregated  Accounts  results in certain  additional risks.  For  example,  should the  securities  that are  pledged to brokers to secure  margin  accounts  decline in value,  or should  brokers from which the
Underlying  Funds  or  Segregated   Accounts  have  borrowed   increase  their
maintenance  margin  requirements  (i.e.,  reduce the percentage of a position that can be financed),  then the Underlying Funds or Segregated Accounts could be subject to a "margin  call,"  pursuant  to which they must  either  deposit additional  funds  with the  broker or  suffer  mandatory  liquidation  of the pledged  securities to compensate for the decline in value.  In the event of a precipitous  drop  in the  value  of  the  assets  of an  Underlying  Fund  or
Segregated  Account,  it might not be able to liquidate  assets quickly enough to pay  off  the  margin  debt  and  might  suffer  mandatory  liquidation  of positions in a declining  market at relatively low prices,  thereby  incurring substantial  losses.  For these reasons,  the use of borrowings for investment purposes is considered a speculative investment practice.

            Short Selling.  The  Underlying  Fund Managers may engage in short selling.  Short selling  involves  selling  securities  that are not owned and borrowing  the  same  securities  for  delivery  to  the  purchaser,  with  an obligation to replace the borrowed  securities at a later date.  Short selling allows an  investor to profit  from  declines  in market  prices to the extent such  declines  exceed the  transaction  costs and the costs of borrowing  the securities.  A short sale creates the risk of an unlimited  loss, as the price of the underlying  security could  theoretically  increase without limit, thus increasing  the cost of buying those  securities to cover the short  position.
There  can be no  assurance  that the  securities  necessary  to cover a short position will be available for  purchase.  Purchasing  securities to close out the short  position  can  itself  cause the  price of the  securities  to rise further,  thereby  exacerbating the loss. For these reasons,  short selling is considered a speculative investment practice.

            Underlying  Funds and  Segregated  Accounts  may also affect short sales "against the box." These  transactions  involve selling short securities that are owned  (or that an  Underlying  Fund or  Segregated  Account  has the right to obtain).  When an Underlying  Fund or Segregated  Account enters into a short sale against the box, it will set aside securities  equivalent in kind and  amount  to the  securities  sold  short  (or  securities  convertible  or exchangeable  into such  securities) and will hold such  securities  while the short sale is  outstanding.  Underlying  Funds and  Segregated  Accounts  will incur  transaction  costs,  including  interest  expenses,  in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

      Lack  of  Operating  History.  Certain  Underlying  Funds  may be  newly formed  entities  that  have  no  operating  histories.  In  such  cases,  the
Sub-Adviser will have evaluated the past investment  performance of Underlying
Fund Managers or their personnel.  However,  this past investment  performance may not be indicative of the future  results of an investment in an Underlying
Fund managed by an Underlying  Fund  Manager.  Although the  Sub-Adviser,  its
affiliates and their  personnel have  considerable  experience  evaluating the performance of alternative  asset managers and providing manager selection and asset allocation services to clients,  the Funds' investment program should be evaluated on the basis that there can be no assurance  that the  Sub-Adviser's assessments of Underlying Fund Managers,  and in turn their assessments of the short-term or long-term prospects of investments,  will prove accurate.  Thus, the Funds may not achieve its  investment  objective  and the Funds' net asset value may decrease.

      Non-Diversified  Status.  The  Funds  are  "non-diversified"  under  the
Investment  Company Act of 1940, as amended (the  "Investment  Company  Act").
That  means  that the Funds can invest in the  securities  of a single  issuer without limit.  This policy gives the Funds more  flexibility to invest in the obligations  of a single  borrower or issuer  than if it were a  "diversified"
fund.  Also there are no  requirements  under the Investment  Company Act that the investments of Underlying Funds be diversified.  However, the Funds intend to  diversify  its  investments  so  that  it  will  qualify  as a  "regulated investment  company" under the Internal Revenue Code (although it reserves the right not to qualify).  Under that  requirement,  the Fund may not invest more than 25% of its assets in the  securities  of any one  borrower or issuer.  To the extent the Funds  invests a relatively  high  percentage  of its assets in the  obligations of a single issuer or a limited number of issuers,  the Funds are subject to additional risk of loss if those  obligations lose market value or the  borrower  or issuer of those  obligations  defaults.  To address  this risk,  not more than 10% of the Fund's net assets will be allocated to any one
Underlying Fund Manager.

      Industry  Concentration  Risk.  Although  the Funds  will not invest 25%
or more of the value of its total  assets in the  securities  (other than U.S.
Government  securities) of issuers  engaged in a single  industry,  Underlying
Funds   generally   are  not   subject  to  similar   industry   concentration
restrictions on their  investments  and, in some cases, may invest 25% or more of the value of their  total  assets in a single  industry.  Underlying  Funds are not subject to the Funds other investment policies and restrictions.

      The Funds will not invest in an Underlying  Fund if, as a result of such investment,  25% or more of the  value  of the  Funds'  total  assets  will be invested in Underlying Funds that, in the aggregate,  have investment programs that focus on investing in any single industry.  Nevertheless,  it is possible that,  at any given time,  the assets of  Underlying  Funds in which the Funds have  invested  will,  in the  aggregate,  be  invested  in a single  industry constituting  25% or more of the value of their  combined  total  assets.  The
Funds do not believe  that this  situation is likely to occur given the nature of its investment  program.  However,  because these  circumstances may arise, the  Funds  are  subject  to  greater  investment  risk to the  extent  that a significant  portion of its assets may at some times be  invested,  indirectly through  Underlying  Funds in which it invests,  in the  securities of issuers engaged  in similar  businesses  that are  likely to be  affected  by the same market conditions and other  industry-specific risk factors.  Underlying Funds are not generally  required to provide  current  information  regarding  their investments to their investors  (including the Fund).  Thus, the Funds and the
Sub-Adviser  may not be able to  determine  at any given  time  whether or the extent to which Underlying Funds, in the aggregate,  have invested 25% or more of their combined assets in any particular industry.

      If the Funds  engage an  Underlying  Fund Manager to manage a Segregated
Account  or a  separate  investment  vehicle  has  been  created  in  which an
Underlying  Fund Manager will serve as general  partner of the vehicle and the
Funds will be the sole  limited  partner (an  "Affiliated  Underlying  Fund"), then the  Funds  shall be  required  to look  through  to the  assets  of such
Segregated   Account  and/or   Affiliated   Underlying   Fund  in  determining
compliance with the industry concentration policy.

      Limited  Liquidity;  In-Kind  Distributions.  An investment in the Funds provide  limited  liquidity  since  shareholders  will  not be able to  redeem shares on a daily basis because the Funds are closed-end  funds.  In addition, with very limited exceptions, shares are not transferable,  and liquidity will be  provided  only  through  repurchase  offers  made from time to time by the
Fund. An  investment in the Fund is therefore  suitable only for investors who can bear the risks associated with the limited  liquidity of shares and should be viewed as a long-term investment.

            Payment for repurchased  shares may require the Funds to liquidate portfolio  holdings  earlier than the Sub-Adviser  would  otherwise  liquidate these holdings,  potentially  resulting in losses, and may increase the Funds'
portfolio  turnover.  The Adviser and the Sub-Adviser  intend to take measures
(subject to such  policies as may be  established  by the Board) to attempt to avoid or minimize  potential losses and turnover resulting from the repurchase of shares.

            If a  shareholder  tenders all shares (or a portion of its shares)
in connection with a repurchase  offer made by the Funds,  that tender may not be rescinded by the shareholder  after the date on which the repurchase  offer terminates.  However,  the value of shares that are  tendered by  shareholders generally will not be determined  until a date  approximately  one month later and will be based on the value of the Fund's  assets as of such later date.  A shareholder  will thus  continue  to bear  investment  risk  after  shares are tendered for  repurchase  and until the date as of which the shares are valued for purposes of  repurchase.  In addition,  a redemption fee equal to 1.00% of the value of shares  repurchased  by the  Funds  will  apply if the date as of which the shares are to be valued for purposes of  repurchase is less than one year  following  the  date  of the  shareholder's  initial  investment  in the
Funds.

            The Funds expect to distribute  cash to the holders of shares that are repurchased.  However,  there can be no assurance that the Funds will have sufficient  cash to pay for shares that are being  repurchased or that it will be able to liquidate  investments at favorable  prices to pay for  repurchased shares.  Although  the Funds do not  generally  intend  to make  distributions
in-kind,   under   the   foregoing   circumstances,   and  in  other   unusual
circumstances  where the Board  determines  that making a cash  payment  would result  in a  material  adverse  effect on the  Funds or on  shareholders  not
tendering   shares  for   repurchase,   shareholders   may   receive   in-kind
distributions  of  investments  from the Funds'  portfolio,  either the Funds'
interests in  Underlying  Funds or  securities  held by the  Underlying  Funds
(valued in accordance with the Funds'  valuation  policies) in connection with the  repurchase of shares by the Funds.  Any such  distributions  will be made on the same  basis  to all  shareholders  in  connection  with any  particular repurchase  offer. In addition,  a distribution may be made partly in cash and partly  in-kind.  An in-kind  distribution  may consist of securities that are not readily  marketable and may be subject to restrictions on resale,  such as the  Funds'  interests  in  Underlying  Funds or certain  securities  owned by
Underlying Funds.  Shareholders  receiving an in-kind  distribution will incur costs,  including  commissions,  in disposing of securities that they receive, and in the case of securities  that are not readily  marketable,  shareholders may not be able to sell the  securities  except at prices  that are lower than those at  which  the  securities  were  valued  by the  Funds  or not  without substantial  delay due to the requirements  under the federal  securities laws prohibiting  the sale of  securities  unless  properly  registered  under  the
Securities  Act of  1933  or  otherwise  permitted  pursuant  to an  exemption thereunder.  Any  such  distributions  will be made on the  same  basis to all
Shareholders in connection  with any particular  repurchase  offer.  For these
various   reasons,   an   investment  in  the  shares  is  suitable  only  for
sophisticated investors.  See "Repurchases of Shares and Transfers."

            Conflicts of  Interest.  The Adviser,  the  Sub-Adviser  and their affiliates,  as well  as  many  of the  Underlying  Fund  Managers  and  their respective  affiliates,  provide  investment  advisory  and other  services to clients other than the Funds and  Underlying  Funds.  In addition,  investment professionals  associated with the Adviser, the Sub-Adviser or Underlying Fund
Managers  may carry on  investment  activities  for their own accounts and the accounts of family members  (collectively  with other accounts  managed by the
Adviser,  the  Sub-Adviser  and  their  affiliates,  "Other  Accounts").  As a result of the foregoing,  the Adviser,  the  Sub-Adviser  and Underlying  Fund
Managers  will be engaged in  substantial  activities  other than on behalf of the  Funds  and  may  have  differing  economic  shares  in  respect  of  such activities  and may  have  conflicts  of  interest  in  allocating  investment
opportunities,   and  their  time,   between  the  Fund  and  Other  Accounts.
Underlying Fund Managers may, in pursuing  independently  of one another their respective investment objectives, effect offsetting transactions,  which could result  in  the  Funds  bearing  transactional  costs  without  obtaining  any benefit.

            However,  it is the policy of the Sub-Adviser,  and generally also the policy of the Underlying Fund Managers,  that investment decisions for the
Funds,   Segregated   Accounts   and  Other   Accounts  be  made  based  on  a
consideration  of their  respective  investment  objectives and policies,  and other needs and requirements  affecting each account that they manage and that investment  transactions  and  opportunities  be fairly  allocated among their clients, including the Fund and Underlying Funds.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

      Underlying   Funds  generally  will  not  be  registered  as  investment companies under the Investment Company Act and, therefore,  the Funds will not have the benefit of various  protections  afforded by the  Investment  Company
Act with respect to its investments in Underlying  Funds.  The Funds from time to time, may also invest in non-U.S.  Hedge Funds that also are not registered under the  Investment  Company  Act.  Investing  in non-U.S.  Hedge Funds have
similar  risks  to  investing  in   securities   of  non-U.S.   companies  and
countries.  Although the Sub-Adviser  expects to receive detailed  information from each  Underlying  Fund Manager  regarding its investment  performance and investment  strategy on a regular  basis,  in most cases the  Sub-Adviser  has little or no means of independently verifying this information.  An Underlying
Fund  Manager may use  proprietary  investment  strategies  that are not fully disclosed  to the  Sub-Adviser,  which may  involve  risks  under some  market conditions  that are not  anticipated by the  Sub-Adviser.  In addition,  many
Underlying  Fund Managers will not be registered as investment  advisers under the  Investment  Advisers  Act of 1940,  as amended  (the  "Advisers  Act") in reliance  on certain  exemptions  from  registration  under that act.  In such cases,  Underlying  Fund  Managers  will not be subject to various  disclosure requirements and rules that would apply to registered investment advisers.

      Investors in the Funds  directly bear the Funds' fees and expenses,  and indirectly  bear fees and  expenses  of the  Underlying  Funds and  Segregated
Accounts,  including asset-based fees and  performance-based  fees assessed by
Underlying  Funds  or  Segregated  Accounts.  The  expenses  to the  Funds  of investing in the Underlying  Funds are shown above under "Fees and Expenses of the Fund - Acquired Fund Fees and Expenses."  Similarly,  shareholders  bear a proportionate  share of the other operating  expenses of the Funds  (including the Administration  Fee) and,  indirectly,  similar expenses of the Underlying
Funds and Segregated  Accounts.  An investor who meets the conditions  imposed by the Underlying  Fund Managers,  including  investment  minimums that may be considerably  higher  than the  $500,000  minimum  imposed by the Fund,  could invest directly with the Underlying Fund Managers.

      Each  Underlying   Fund  Manager  will  receive  any   performance-based
allocation to which it is entitled irrespective of the investment  performance of other  Underlying Fund Managers or the investment  performance of the Funds
generally.   Thus,  an  Underlying  Fund  Manager  with  positive   investment
performance  will receive this  allocation from the Funds (and indirectly from shareholders)  even if the  Funds'  overall  investment  return  is  negative.
Investment  decisions of the Underlying  Fund Managers are made  independently of each other.  As a result,  at any  particular  time,  one  Underlying  Fund
Manager  may be  purchasing  shares of an  issuer  for an  Underlying  Fund or
Segregated  Account  whose  shares are being sold by another  Underlying  Fund
Manager  for  another  Underlying  Fund or  Segregated  Account.  In any  such situations,  the  Funds  could  indirectly  incur  certain  transaction  costs without accomplishing any net investment result.

      Since  the  Funds  may  make   additional   investments   in  or  effect
withdrawals  from  an  Underlying  Fund  only at  certain  times  pursuant  to limitations set forth in the governing  documents of the Underlying  Fund, the
Fund from time to time:  may have to invest a greater  portion  of its  assets temporarily  in  money  market  securities  than it  otherwise  might  wish to invest;  may have to borrow money to repurchase shares; and may not be able to withdraw its  investment  in an Underlying  Fund promptly  after it has made a decision to do so. This may adversely affect the Funds'  investment  return or increase the Fund's expenses.

      Underlying Funds may be permitted to redeem their shares in-kind.  Thus, upon  the  Funds'  withdrawal  of  all or a  portion  of  its  interest  in an
Underlying  Fund,  the Funds  may  receive  securities  that are  illiquid  or difficult  to  value.  See  "INVESTMENT-RELATED  RISKS  -  Illiquid  Portfolio
Investments" and "DISTRIBUTION  ARRANGEMENTS - Calculation of Net Asset Value"
in  the  accompanying   Core  Strategies  Hedge  Fund  Prospectus.   In  these
circumstances,  the  Adviser  would seek to dispose of these  securities  in a manner that is in the best interests of the Funds.

      Subject to limitations  imposed by the Investment  Company Act,  neither the  Trustees,  nor the Adviser,  nor the  Sub-Adviser  shall be liable to the
Funds or any of the shareholders for any loss or damage  occasioned by any act or omission in the  performance  of their  respective  services as such in the absence of  willful  misfeasance,  bad faith,  gross  negligence  or  reckless disregard of their duties.

      Segregated Account  Allocations.  The Funds may on occasion allocate its assets to an Underlying  Fund Manager by retaining the Underlying Fund Manager to manage a portion  of the Funds'  assets (a  "Segregated  Account")  for the
Funds,  rather than invest in the Underlying Fund Manager's  Underlying  Fund.
It is possible,  given the leverage at which  certain of the  Underlying  Fund
Managers  will trade,  that the Funds could lose more in a Segregated  Account that is managed by a  particular  Underlying  Fund Manager than the Funds have allocated  to such  Underlying  Fund  Manager  to  invest.  This  risk  may be avoided if the Fund,  instead  of  retaining  an  Underlying  Fund  Manager to manage a separate  account  comprised  of a  designated  portion of the Fund's assets,  creates a separate  investment  vehicle for which an Underlying  Fund
Manager will serve as general  partner and in which the Funds will be the sole limited partner.  Use of this structure,  however,  involves various expenses, and there is no requirement that separate  investment  vehicles be created for
Segregated  Accounts.  Underlying  Funds that are Segregated  Accounts will be subject to the investment  policies and  restrictions of the Funds, as well as the provisions of the Investment Company Act and the rules thereunder.

      Valuation of Underlying  Funds Managers.  In most cases,  the Funds will be unable to verify with  certainty  the monthly  valuation  received  from an
Underlying  Fund Manager  regarding an  Underlying  Fund.  Furthermore,  these valuations  will  typically be estimates  only,  subject to revision  based on each  Underlying  Fund's annual  audit.  Revisions to the Funds' gain and loss calculations  will be an ongoing process,  and no appreciation or depreciation figure can be considered  final until the annual  audits of  Underlying  Funds are completed.

      Underlying Fund Managers will generally  invest  primarily in marketable securities,  although  certain  Underlying  Fund  Managers  may also invest in privately  placed  securities and other  investments  that are illiquid and do
not  have  readily   available  market   quotations.   These  securities  will
nevertheless   generally  be  valued  by  Underlying   Fund  Managers,   which
valuations  will  be  conclusive  with  respect  to  the  Funds,  even  though
Underlying  Fund  Managers  will  generally  face a conflict  of  interest  in valuing  such  securities  because  the values  given to the  securities  will affect the  compensation of the Underlying Fund Managers.  Any such securities held  by a  Segregated  Account  will be  valued  at  their  "fair  value"  as determined  in good  faith by the  Board.  See  "Distribution  Arrangements  -
Calculation of Net Asset Value," below.

Portfolio Turnover. A change in the securities held by the Funds is known as
"portfolio turnover." Each Fund can engage in active and frequent trading to try to achieve its objective. Although both Funds may have a portfolio turnover rate in excess of 100% annually, Core Strategies Hedge Fund's turnover rate has been less than 100% annually over the last five fiscal years. Increased portfolio turnover creates higher transaction costs for a
Fund (and may reduce performance). If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing the taxable distributions of shareholders that are not tax-exempt entities. The following portfolio turnover rates are for both
Funds over each Fund's last five fiscal years:

---------------------------------------------------------------------------------

                          Fiscal Year Ended March 31st
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                               2007       2006      2005       2004      2003
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Market Neutral Hedge Fund      38%        39%        66%       22%        0%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Core Strategies Hedge Fund     12%        42%        48%       38%        0%
---------------------------------------------------------------------------------

The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.
Other Investment Strategies
To seek its objective, each Fund may also use the investment techniques and strategies described below.  The Funds might not always use all of the different types of techniques and investments described below.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

      The Funds pursue their  respective  investment  objective by  allocating their assets for investment  among a select group of Underlying  Fund Managers that are  alternative  asset  managers  employing a wide range of  specialized investment  strategies.  Each Fund will  actively  allocate its assets among a variety of alternative  investment strategies that each individually offer the potential  for  attractive  investment  returns  and  are  expected  to  blend together within each Fund's portfolio to limit each Fund's overall  investment
exposure  to  general  trends  in  equity,   debt  and  other   markets.   The
Sub-Adviser  is  primarily  responsible  for  selecting  the  Underlying  Fund
Managers and  determining the portion of each Fund's assets to be allocated to each  Underlying  Fund  Manager,  subject to the  general  supervision  of the
Adviser and the Board.  The Funds will implement  these  allocation  decisions primarily  by  investing in  Underlying  Funds that are managed by  Underlying
Fund Managers selected by the Sub-Adviser.

        Underlying  Funds  are  generally   private  U.S.   investment  funds,
although  they may consist of certain  qualifying  non-U.S.  private  funds as well. In the U.S. such funds are typically  organized as limited  partnerships or limited  liability  companies,  that are not required to register under the
Investment  Company Act because  they do not publicly  offer their  securities and are  restricted  as to either the number of investors  permitted to invest in  the  fund  or as to the  qualifications  of  persons  eligible  to  invest
(determined  with  respect  to the  value of  investment  assets  held) in the fund. The typical  Underlying  Fund will have greater  investment  flexibility than  traditional  investment  funds  (such as  mutual  funds  and most  other registered  investment  companies)  as to the types of securities  owned,  the types of  trading  strategies  employed,  and in many  cases,  the  amount  of leverage it may use.

      The  investment  programs of the  Underlying  Fund  Managers may include both market  neutral  strategies,  such as  long/short  equity  investing  and various  types of arbitrage  strategies,  as well as  directional  strategies, such as event driven and distressed  investments.  Market  neutral  investment strategies  encompass a broad range of investment  programs that  historically have exhibited a low correlation to the performance of debt,  equity and other markets.  Many of the investment  programs of Underlying Fund Managers involve the use of hedging  and  arbitrage  techniques  in the equity,  fixed  income, currency and commodity  markets.  These  investment  programs employ a variety of  sophisticated  investment  techniques  that  include,  among other things, short sales of securities,  use of leverage,  and  transactions  in derivative securities  and  other  financial  instruments  such as stock  options,  index options,  futures  contracts  and options on futures.  Directional  strategies include  investment  programs  that  exhibit a higher  correlation  to general market  performance.  In allocating  the Fund's assets among  Underlying  Fund
Managers that pursue  directional  strategies,  the Sub-Adviser will emphasize investment  programs that it believes are most likely to achieve high rates of return under prevailing market conditions.

           The Sub-Adviser  takes a three-tiered  approach to asset allocation and  Underlying  Fund Manager  selection.  Its  methodology is premised on the belief that consistent,  superior long-term performance  necessitates first, a rigorous,  top-down, or macro, view of the various alternative investment fund strategies;  second, an in-depth analysis of the types of strategy  attributes
that  best   complement   each  Fund's   investment   objective;   and  third,
identification  of  Underlying  Fund  Managers  whose  investment  styles  and historical  investment  returns and risk  characteristics  best  embody  those attributes.

            The  investment  strategies  of the  Underlying  Fund Managers may include, among others:

o     Long/short  equity.  This strategy  involves  creating and managing long and short  portfolios  of common  stock  with the  intent of  generating non-market  related  returns,  with an  emphasis on an  Underlying  Fund
      Manager's  discretionary approach based on fundamental research,  rather than a pure quantitative  analysis  approach.  These types of portfolios usually have net long or short  exposure  significantly  different  than zero, distinguishing them from equity hedging and arbitrage strategies.

o     Equity  hedging  and  arbitrage.   This  strategy   generally   involves
      creating  simultaneously long and short matched equity portfolios of the same  size  within a  country.  Equity  market  neutral  portfolios  are usually  designed to be either  beta (a measure of an equity  security's volatility  relative to the equity market) or currency neutral, or both.
      Well-designed portfolios typically control for industry,  sector, market capitalization,  and other exposures as well.  Leverage is often applied to enhance  returns.  Arbitrage  is  designed to exploit  equity  market inefficiencies.

o     Fixed  income  hedging and  arbitrage.  This  strategy  seeks to exploit pricing  anomalies  within and across  global fixed  income  markets and their derivative products using leverage to enhance returns.

o     Currency  hedging  and  arbitrage.  This  strategy  seeks to capture the
      price   differential   between  a  basket  currency  and  its  component
      currencies.

o     Index  arbitrage.  This  strategy  involves  investing  in  a  group  of securities  comprising an index, or a representative sample of an index, in order to capture the pricing  differences  that may arise between the index and the component securities.

o     Interest  rate   arbitrage.   This  strategy   seeks  to  exploit  price
      anomalies  between  related  securities  with prices that  fluctuate  in response to interest rate movements.

o     Merger  arbitrage.  This strategy involves  investing  simultaneously in
      long  and  short  positions  in  companies   involved  in  a  merger  or
      acquisition in order to profit from the expected price  movements of the acquiring and target companies.

o     Convertible bond and warrant hedging.  This strategy involves  investing in undervalued  instruments that are convertible into equity  securities and then  hedging  out  systematic  risks  associated  with  either  the convertible instrument, the underlying security or both.

o     Pairs trading.  This is a specific type of equity hedging  strategy that involves  effecting  offsetting  long and short equity  positions in the same industry or sector.

o     Event driven.  This strategy  involves taking long or short positions in a security based on the expected  value of the security upon  completion of a certain transaction or event.

o     Distressed  issuer.  This strategy involves  investing in debt or equity securities  of issuers  involved  in the  bankruptcy  or  reorganization stage with the goal of  capitalizing on  inefficiencies  associated with pricing such illiquid securities.

            Underlying  Fund Managers using  arbitrage  strategies  attempt to identify and exploit pricing  inefficiencies  between  related  instruments or
combinations  of  instruments.   Sophisticated  mathematical  and  statistical
techniques  and models are used to attempt to identify  relative value between related  instruments or combinations of instruments and to capture mispricings
among  such   instruments.   Underlying  Fund  Managers   pursuing   arbitrage
strategies  utilize a variety of  techniques  and models,  ranging from purely
quantitative,   short-term  models  to  more  discretionary  approaches  using fundamental research to construct long and short portfolios.

                         OTHER INVESTMENT STRATEGIES

            Borrowing;  Use of  Leverage.  Each Fund is  authorized  to borrow money  for  investment  purposes,  to meet  repurchase  requests  and for cash management  purposes.  Each Fund may obtain a line of credit  from a financial institution.  Typically,  that type of line of credit will bear  interest at a floating rate.  Underlying  Funds generally are also permitted to borrow money for similar purposes.  The use of borrowings for investment  purposes is known as "leverage" and involves a high degree of risk.  The investment  programs of certain  Underlying  Fund  Managers may make  extensive  use of leverage.  See
"Main Risks of  Investing  in the Fund - Special  Investment  Instruments  and
Techniques -Leverage; Interest Rates; Margin."

      Each Fund is subject to the Investment  Company Act requirement  that an investment  company  satisfy  an  asset  coverage  requirement  of 300% of its indebtedness,  including amounts borrowed, measured at the time the investment company  incurs the  indebtedness  (the "Asset  Coverage  Requirement").  This means  that  the  value  of each  Fund's  total  indebtedness  may not  exceed one-third the value of its total assets  (including  such  indebtedness)  less all liabilities  and  indebtedness  other than borrowing.  These limits do not apply to the Underlying  Funds and,  therefore,  each Fund's  portfolio may be exposed  to the  risk of  highly  leveraged  investment  programs  of  certain
Underlying  Funds. The Asset Coverage  Requirement will apply to borrowings by
Segregated  Accounts,  as well as to other transactions by Segregated Accounts that  can  be  deemed  to  result  in the  creation  of a  "senior  security."
Generally,  in conjunction with investment  positions for Segregated  Accounts that are deemed to constitute senior  securities,  the Funds must: (i) observe the Asset Coverage  Requirement;  (ii) maintain daily a segregated  account in cash or liquid  securities at such a level that the amount segregated plus any amounts  pledged to a broker as collateral will equal the current value of the position;  or (iii)  otherwise  cover the investment  position with offsetting portfolio  securities.  Segregation of assets or covering investment positions with offsetting  portfolio securities may limit a Segregated Account's ability to otherwise invest those assets or dispose of those securities.

      Effective  November 28, 2005, each Fund entered into a Credit  Agreement with The Bank of Nova Scotia  which  enables it to  participate  with  certain other  Oppenheimer  funds  in a  committed,  unsecured  credit  facility  that permits borrowings of up to $60,000,000,  collectively.  The borrowings of any single fund under the credit  facility  are further  limited to 15% of its net assets.  Interest is charged to each Fund, based on its borrowings,  at a rate equal to the Federal  Funds Rate plus 1.00%.  Each Fund also pays a commitment fee  equal  to its pro rata  share of the  average  unutilized  amount  of the credit  facility  at a rate of  0.20%  per  annum.  As a  consequence  of this
Reorganization,  this credit facility is being terminated as to Market Neutral
Hedge Fund.

      Short  Selling.  Underlying  Funds  and  Segregated  Accounts  may  sell securities  short.  To affect a short sale, the Underlying  Fund or Segregated
Account will borrow the security from a brokerage  firm, or other  permissible financial  intermediary,  and make delivery to the buyer.  The Underlying Fund or  Segregated  Account then is obligated to replace the borrowed  security by purchasing  it at the market  price at the time of  replacement.  The price at such time may be more or less than the  price at which the  security  was sold short by the Underlying  Fund or Segregated  Account,  which would result in a loss or gain,  respectively.  The use of short sales is a speculative practice and  involves  significant  risks.  A  short  sale  creates  the  risk  of  an unlimited  loss, as the price of the underlying  security could  theoretically increase  without limit,  thus increasing the cost of buying those  securities to  cover  the  short  position.  See  "Main  Risks of  Investing  in the Fund
Special Investment Instruments and Techniques--Short Selling."

      Derivatives.  Underlying Funds and Segregated Accounts may use financial instruments,  known as derivatives, for purposes of hedging portfolio risk and for  non-hedging  purposes.  Examples of  derivatives  include stock  options, index  options,  futures and options on futures.  Transactions  in derivatives involve certain risks.

      Short-Term  and  Defensive  Investments.  Each Fund will invest its cash reserves  in  high  quality  short-term  investments.  These  investments  may include money market instruments and other short-term debt obligations,  money
market   mutual   funds,   and   repurchase    agreements   with   banks   and
broker-dealers.  During  periods of  adverse  market or  economic  conditions, the Fund may temporarily invest all or a significant  portion of its assets in these  securities  or hold  cash.  To the  extent  the Fund  invests  in these securities or holds cash, such  investments are  inconsistent  with the Fund's investment objective and the Fund will not achieve its investment objective.

                     INFORMATION ABOUT THE REORGANIZATION

      This is only a summary  of the  Reorganization  Agreement.   The form of
Reorganization Agreement has been filed with the SEC.

How will the Reorganization be carried out?

      If the shareholders of Market Neutral Hedge Fund approve the
Reorganization Agreement, the Reorganization will take place after various conditions are satisfied by Market Neutral Hedge Fund and Core Strategies
Hedge Fund, including delivery of certain documents. The "Closing Date" is presently scheduled for on or about March 31, 2008, and the "Valuation Date"
(as these terms are used below) is presently scheduled to take place 30 to 60 days thereafter.

      If the shareholders of Market Neutral Hedge Fund vote to approve the
Reorganization Agreement, substantially all of the assets of Market Neutral
Hedge Fund will be transferred to Core Strategies Hedge Fund in exchange for shares of Core Strategies Hedge Fund, and you will receive shares of Core
Strategies Hedge Fund equal in value to the value as of the Valuation Date of your shares of Market Neutral Hedge Fund.  Market Neutral Hedge Fund will then be liquidated and its outstanding shares will be cancelled, and it will apply to de-register as a registered investment company. The stock transfer books of Market Neutral Hedge Fund will be permanently closed at the close of business on the Valuation Date. Shares of Core Strategies Hedge Fund that were purchased less than one year prior to the closing of the Reorganization will not be charged with the redemption fee; however, the shares of Core
Strategies Hedge Fund issued in exchange for such shares will remain subject to that redemption fee.

      Shareholders of Market Neutral Hedge Fund who vote their shares in favor of the Reorganization will be electing in effect to redeem their shares of Market Neutral Hedge Fund at net asset value as of the Valuation Date, after Market Neutral Hedge Fund subtracts a cash reserve ("Cash Reserve"), and reinvest the proceeds in shares of Core Strategies Hedge Fund at net asset value. The Cash Reserve is an amount retained by Market Neutral Hedge
Fund for the payment of Market Neutral Hedge Fund's outstanding debts, taxes and expenses of liquidation following the Reorganization.  Core Strategies
Hedge Fund is not assuming any debts of Market Neutral Hedge Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Market Neutral Hedge Fund on or before the Closing Date. Market Neutral Hedge Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the
Reorganization are anticipated to be in the ordinary course of business of
Market Neutral Hedge Fund's activities.  Following the Reorganization, Market
Neutral Hedge Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of that Fund.

      Under the Reorganization Agreement, either Market Neutral Hedge Fund or
Core Strategies Hedge Fund may abandon and terminate the Reorganization
Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund.

      To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Market Neutral Hedge
Fund.

Who will pay the expenses of the Reorganization?

      The  Adviser  has  agreed to bear  each  Fund's  out-of-pocket  expenses associated  with the  Reorganization,  including  outside legal and accounting fees, and shareholder  communication  costs.  Therefore,  the Adviser does not anticipate  that  either  Fund will  experience  a dilution as a result of the proposed Reorganization.

What are the tax consequences of the Reorganization?

      The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal
Revenue Code of 1986, as amended. Based on certain assumptions and representations received from OppenheimerFunds, Inc. as investment adviser to
Market Neutral Hedge Fund and Core Strategies Hedge Fund, it is expected to be the opinion of Mayer Brown LLP ("tax opinion") that: (i) shareholders of
Market Neutral Hedge Fund should not recognize any gain or loss for U.S.
federal income tax purposes as a result of the exchange of their shares for shares of Core Strategies Hedge Fund; (ii) shareholders of Core Strategies
Hedge Fund should not recognize any gain or loss upon receipt of Market
Neutral Hedge Fund's assets (iii) and the holding period of Core Strategies
Hedge Fund shares received in that exchange should include the period that
Market Neutral Hedge Fund shares were held (provided such shares were held as a capital asset on the Closing Date).  In addition, neither Fund is expected to recognize a gain or loss as a direct result of the Reorganization.  Please see the Agreement and Plan of Reorganization for more details.

      If the tax opinion is not received by the Closing Date, the Fund may still pursue the Reorganization, pending re-solicitation of shareholders and shareholder approval which would delay the Reorganization by several months.
Although not likely, in the event the tax opinion is not received, the
Reorganization may not qualify as a tax-free reorganization.

      Prior to the Valuation Date, Market Neutral Hedge Fund may pay a
dividend which will have the effect of distributing to Market Neutral Hedge
Fund's shareholders all of Market Neutral Hedge Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing
Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date. Any such dividends may be included in the taxable income of shareholders as capital gain.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares, and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to anticipated federal income tax consequences.

                        REASONS FOR THE REORGANIZATION

Board Considerations

      At a meeting of the Boards of Trustees of Market Neutral Hedge Fund and
Core Strategies Hedge Fund held December 20, 2007, the Boards considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed with the Adviser and the Boards' independent legal counsel the proposed Reorganization.  Information with respect to, among other things, each Fund's respective investment objective and policies, management fees, and other operating expenses, historical performance and asset size also was considered by the Boards.

      The Boards received information that demonstrated that from 2004 to
2007 the assets of Market Neutral Hedge Fund decreased significantly from over $73.3 million to approximately $38 million.  The Board also considered that the Adviser does not believe that the assets of Market Neutral Hedge
Fund will increase significantly from any sales efforts, given the Fund's long-term past performance.

      The Boards also considered the relative small size of Market Neutral
Hedge Fund and the concern that assets could continue to diminish, and consequently expenses could increase. The Boards also considered the advantage of having the Adviser's undertaking to limit Fund expenses made contractual upon the closing of the Reorganization.

      The Boards considered that the procedures for purchases and tenders of shares of both Funds are substantially similar.

      The  Boards   also   considered   the  terms  and   conditions   of  the
Reorganization,  including  that  the  Reorganization  is  expected  to  be  a tax-free  reorganization  for U.S.  federal  income tax  purposes.  The Boards concluded that Market Neutral Hedge Fund's  participation  in the  transaction was  in the  best  interests  of  Market  Neutral  Hedge  Fund  and  that  the
Reorganization  would not result in a dilution  of the  interests  of existing shareholders of Market Neutral Hedge Fund.

      After consideration of the above factors, other considerations, and such information as the Board of Market Neutral Hedge Fund deemed relevant, the Market Neutral Hedge Fund Board, including the Trustees who are not
"interested persons" (as defined in the Investment Company Act) of Core
Strategies Hedge Fund, Market Neutral Hedge  Fund or the Adviser (the
"Independent Trustees"), unanimously approved the Reorganization and the
Reorganization Agreement and voted to recommend its approval by the shareholders of Market Neutral Hedge Fund.

      The Core Strategies Hedge Fund Board also determined that the
Reorganization was in the best interests of Core Strategies Hedge Fund and its shareholders and that no dilution would result to those shareholders.
Core Strategies Hedge Fund shareholders do not vote on the Reorganization.
The Board on behalf of Core Strategies Hedge Fund, including the Independent
Trustees, unanimously approved the Reorganization and the Reorganization
Agreement.

      Neither Fund's Board members are required to attend the meeting nor do they plan to attend the meeting.

      For the reasons discussed above, the Board, on behalf of Market Neutral
Hedge Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of Market Neutral Hedge Fund do not approve the Reorganization
Agreement, the Reorganization will not take place.

What should I know about shares of Core Strategies Hedge Fund?

      Upon consummation of the Reorganization, shares of Core Strategies
Hedge Fund will be distributed to shareholders of Market Neutral Hedge Fund, respectively, in connection with the Reorganization. The shares of Core
Strategies Hedge Fund will be recorded in each shareholder's account. Core
Strategies Hedge Fund will then send a confirmation to each shareholder.

      The rights of shareholders of both Funds are substantially the same as are their governing documents.  Each share will be fully paid and non-assessable when issued. Core Strategies Hedge Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations, and provides for indemnification of any loss and expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

      Both Market Neutral Hedge Fund and Core Strategies Hedge Fund have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are similar between the Funds.  Please see the Statements of Additional
Information for each Fund for descriptions of those investment restrictions, which are incorporated by reference into the Statement of Additional
Information dated February 11, 2008 related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

      The description of certain other key features of the Funds is set forth below.  More detailed information is available in each Fund's Prospectus and
Statement of Additional Information, which are incorporated by reference.

Management of the Funds

      Each Fund is governed by the same Board of Trustees, which is responsible for protecting the interests of each Fund's shareholders under
Massachusetts law and other applicable laws.  For a listing of the Core
Strategies Hedge Fund's Board of Trustees and biographical information, please refer to the Statement of Additional Information dated July 27, 2007, which is incorporated by reference into the Statement of Additional
Information dated February 11, 2008 related to this Reorganization.

Investment Adviser and Sub-Adviser

      OppenheimerFunds, Inc. serves as the investment adviser of both Funds.
The day-to-day management of the business and affairs of each Fund is the responsibility of the Sub-Adviser, pursuant to each Fund's sub-advisory agreement between the Adviser and the Sub-Adviser.  Both Funds are managed by
Timothy J. Birney, an officer of the Sub-Adviser, who is primarily responsible for the day-to-day management of the Fund's investments.

      The Adviser is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Adviser and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies.
The Adviser has been an investment adviser since January 1960. The Adviser
(including subsidiaries and an affiliate) managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Adviser is located at 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

      Since 1984 the Sub-Adviser and it affiliates have provided alternative investment solutions to a diverse client base, including financial institutions, mutual funds, other investment companies and high net worth individuals. The Sub-Adviser and its affiliates were responsible for the allocation of over $9 billion of client assets among alternative investment strategies; as of September 30, 2007. The Sub-Adviser is located at 555
Theodore Fremd Avenue, Rye, New York 10580, and since October 1, 2001 has been wholly-owned by Tremont Group Holdings, Inc. (formerly Tremont Capital
Management, Inc.) which in turn is also controlled by Oppenheimer Acquisition
Corporation and Massachusetts Mutual Life Insurance Company.

      The Sub-Adviser will have responsibility for selecting Underlying Fund
Managers and determining the portion of the each Fund's assets to be allocated to each Underlying Fund Manager. It has the investment discretion to select Underlying Funds and Underlying Fund Managers on behalf of the
Funds and will recommend to the Board whether or not the Funds should enter into a management agreement with an Underlying Fund Manager pursuant to which
Fund assets would be managed in a Segregated Account. It will consider various criteria in selecting Underlying Fund Managers, including among others: the historical investment performance of the Underlying Fund Manager;
its reputation and experience; the effectiveness of its risk management systems; its adherence to its stated investment philosophy; the quality and stability of the Underlying Fund Manager's organization; and whether key personnel of the Underlying Fund Manager have substantial investments in the
Underlying Fund Manager's investment program.

Investor Servicing  Arrangements.  The Adviser may pay, out of its own assets, to qualifying  brokers,  dealers and financial  advisers that provide  ongoing investor  services and account  maintenance  services to shareholders that are their customers  ("Investor Service  Providers") an amount not to exceed 0.25%
(on an annualized basis) of the aggregate value of outstanding  shares held by such  shareholders.  These services include,  but are not limited to, handling shareholder  inquiries  regarding  the Funds  (e.g.,  responding  to questions concerning  investments in the Funds,  account  balances,  and reports and tax information provided by the Funds);  assisting in the enhancement of relations and  communications  between  shareholders  and the  Funds;  assisting  in the
establishment  and  maintenance  of  shareholder   accounts  with  the  Funds;
assisting  in the  maintenance  of the Funds  records  containing  shareholder information;  and providing such other  information  and  shareholder  liaison services as the Adviser may reasonably request.

Administrative   and   Shareholder   Services.   Under   the   terms   of   an
administration  agreement  with the Funds,  the Adviser will  provide  certain administrative  services  to the Funds,  including,  among  others:  providing office space and other support  services and personnel as necessary to provide such services to the Funds;  supervising the entities retained by the Funds to provide accounting services,  investor services and custody services; handling shareholder  inquiries  regarding  the  Funds,  including  but not  limited to questions  concerning their  investments in the Funds;  preparing or assisting in the preparation of various reports,  communications  and regulatory filings of the Funds;  assisting  in the review of investor  applications;  monitoring the Funds'  compliance with federal and state regulatory  requirements  (other than those  relating to investment  compliance);  coordinating  and organizing meetings  of the Board and  meetings of  shareholders  and  preparing  related materials;  and  maintaining  and preserving  certain books and records of the
Funds. In consideration  for these services,  the Funds will pay the Adviser a monthly fee  computed at the annual  rate of 0.15% of the  aggregate  value of outstanding  shares  determined as of the last day of each calendar month (the
"Administration  Fee").  Related to this,  the  Adviser  (in its  capacity  as administrator)  and the  Sub-Adviser  have entered  into a  sub-administration agreement,  pursuant  to which the  Adviser  may  delegate  some or all of the administrative  responsibilities  to  the  Sub-Adviser.  The  Adviser,  in its
capacity  as  administrator  of the Funds,  will pay the  Sub-Adviser,  in its capacity as sub-administrator, some or all of the Administration Fee.

      Fee and Expense Comparison.  Core Strategies Hedge Fund and Market
Neutral Hedge Fund have the same overall expense ratio, after the undertaking by the Adviser to limit expenses to 1.50% of Fund assets is taken into consideration. The Adviser has agreed that upon the closing of the
Reorganization, that undertaking to limit total expenses of Core Strategies
Hedge Fund will become a contractual undertaking, through March 31, 2009.
This expense limitation agreement will automatically renew unless terminated by the Board of Core Strategies Hedge Fund. Core Strategies Hedge Fund's
advisory fee rate of 1.50% of Fund assets is higher (by 0.25%) than Market
Neutral Hedge Fund's fee rate of 1.25% of Fund assets. However, the Adviser has voluntarily undertaken to limit its management fee charged to Core
Strategies Hedge Fund to 1.25% of fund assets.

      As a result, the management fee rates and total expenses of the two
Funds are the same, after expense undertakings are taken into consideration.
The Adviser pays 50% of its management fee from both Funds to the Sub-Adviser.

Distribution Arrangements

      The Distributor acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions, pursuant to the terms of a
General Distributor's Agreement entered into with the Funds. Shares may be purchased through the Distributor or through brokers or dealers that have entered into selling agreements with the Distributor. The Funds are not obligated to sell to a broker or dealer any shares that have not been placed with Qualified Investors that meet all applicable requirements to invest in the Funds. The Distributor maintains its principal office at 6803 South
Tucson Way, Centennial, Colorado 80112, and is an affiliate of the Adviser and the Sub-Adviser.

      In connection with providing selling and marketing support to the
Adviser and the Funds, the Adviser pays a monthly fee with OFI Institutional
Asset Management, Inc. ("OFII") out of its own resources in an amount equal to 50% of the amount of the advisory fee earned by the Adviser under the
Advisory Agreement in connection with OFII providing selling and marketing support to the Adviser and the Funds. These fees are paid by the Adviser, not the Funds.

Custody Services

      Citibank, located at 111 Wall Street, New York, NY 10005, acts as custodian for both Funds.

Shareholder Rights

      Both Funds are Massachusetts business trusts. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment
Company Act.

      Under the Investment Company Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if they seek to change a fundamental investment policy. The Trustees of Core
Strategies Hedge Fund will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

                              VOTING INFORMATION

How do I vote?

      Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s)
and mailing the proxy ballot(s) in the postage paid envelope provided.  You may cast your vote by attending the Meeting in person if you are a record owner.

      If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at
1.800.399.7181.  Any proxy given by a shareholder in writing is revocable as described below under the paragraph titled "Revoking a Proxy".

      If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

Who is entitled to vote and how are votes counted?

      Shareholders of record of Market Neutral Hedge Fund at the close of business on December 31, 2007 (the "Record Date") will be entitled to vote at the Meeting. On December 31, 2007, there were 46,493.45 outstanding shares of
Market Neutral Hedge Fund.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Market
Neutral Hedge Fund held on the Record Date.

      The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by mail.  You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box "FOR" or "AGAINST", or instruct them not to vote those shares on the proposal by checking the
"ABSTAIN" box.

Quorum and Required Vote

The presence in person or by proxy of a majority of Market Neutral Hedge
Fund's shares outstanding and entitled to vote constitutes a quorum. Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the Proposal.  However, because of the need to obtain a vote of a majority of the shares outstanding and entitled to vote, abstentions will have the same effect as a vote "against" the Proposal.  In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting without further notice.

      The affirmative vote of the holders of a majority (as that term is defined in the Investment Company Act of 1940) of Market Neutral Hedge Fund's
shares outstanding and entitled to vote constitutes a quorum of the shares of
Market Neutral Hedge Fund outstanding and entitled to vote is necessary to approve the Reorganization Agreement and the transactions contemplated thereby. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than
50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares. Core Strategies Hedge Fund shareholders do not vote on the Reorganization.

      In absence of a quorum or if a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned.  The persons named as proxies on the proxy ballots (or their substitutes) will vote the Shares present in person or by proxy (including broker non-votes and abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the Fund's shareholders.

Solicitation of Proxies

      Broker-dealer firms, banks, custodians, nominees and other fiduciaries may be required to forward soliciting material to the beneficial owners of the shares of record on behalf of Market Neutral Hedge Fund and to obtain authorization for the execution of proxies.  For those services, they will be reimbursed by the Adviser for their reasonable expenses incurred in connection with the proxy solicitation to the extent the Fund would have directly borne those expenses.

      Solicitations shall be conducted by mail only.

o     Voting By Broker-Dealers.  Shares owned of record by broker-dealers (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer does not have discretionary power ("broker non-vote") to vote such street account shares on the Proposal under applicable stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of determining a quorum nor will they be counted as votes "for" or "against" the Proposal.  Beneficial owners of street account shares cannot vote at the meeting.  Only record owners may vote at the meeting.

Revoking a Proxy

      You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, or (3)
attending the Meeting and casting your votes in person if you are a record owner.

What other matters will be voted upon at the Meeting?

      The Board of Trustees of Market Neutral Hedge Fund does not intend to bring any matters before the Meeting other than those described in this combined Prospectus and Proxy Statement. Neither the Board nor the Adviser is
aware of any other matters to be brought before the Meeting by others.
Matters not known at the time of the solicitation may come before the
Meeting.  The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o     Shareholder Proposals.  The Funds are not required and do not intend to hold shareholder meetings on a regular basis.  Special meetings of shareholders may be called from time to time by either a Fund or the shareholders (for certain matters and under special conditions described in the Funds' Statements of Additional Information).  Under
      the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in a fund's proxy statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of Fund shares either
      (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Fund's securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held.
      Another requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been submitted a reasonable time before the Fund began to print and mail this Proxy
      Statement in order to be included in this Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special meeting after the meeting to which this Proxy Statement relates must be received by the Fund a reasonable time before the Fund begins to print and mail the proxy materials for that meeting. Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Proxy Statement.
      The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o     Shareholder Communications to the Board.  Shareholders who desire to communicate generally with the Board should address their
      correspondence to the Board of Trustees of the applicable Fund and may submit their correspondence by mail to the Fund at 6803 South Tucson
      Way, Centennial, CO 80112, attention Secretary of the Fund; and if the correspondence is intended for a particular Trustee, the shareholder should so indicate.

                       ADDITIONAL INFORMATION ABOUT THE FUNDS

      Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act. These
materials can be inspected and copied at: the SEC's Public Reference Room in
Washington, D.C. (Phone: 1.202.551.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

Principal Shareholders

      As of December 31, 2007, none of the officers and Trustees of Market
Neutral Hedge Fund or Core Strategies Hedge Fund, owned any shares of their respective Fund. As of December 31, 2007, the only persons who owned of record or were known by Market Neutral Hedge Fund or Core Strategies to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit A to the Statement of Additional
Information dated July 27, 2007 of Core Strategies Hedge Fund.

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT
                                      OF
                    OFI TREMONT CORE STRATEGIES HEDGE FUND

                                    PART B

                         Acquisition of the Assets of
                    OFI TREMONT MARKET NEUTRAL HEDGE FUND

                       By and in exchange for Shares of
                    OFI TREMONT CORE STRATEGIES HEDGE FUND

      This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of OFI Tremont Market Neutral Hedge Fund
("Market Neutral Hedge Fund") for shares of Core Strategies Hedge Fund ("Core
Strategies Hedge Fund") (the "Reorganization").

      This SAI consists of this Cover Page, an Exhibit identifying the principal shareholders of either Fund listed above, and the following documents which are incorporated into this SAI by reference: (i) the
Statement of Additional Information of Market Neutral Hedge Fund dated July
27, 2007, as supplemented December 28, 2007, which includes audited financial statements of Market Neutral Hedge Fund for the 12-month period ended March
31, 2007; (ii) the Statement of Additional Information of Core Strategies
Hedge Fund dated July 27, 2007, which includes audited financial statements of Core Strategies Hedge Fund for the 12-month period ended March 31, 2007;
(iii) the annual report of Core Strategies Hedge Fund dated March 31, 2007, which includes audited financial statements of Core Strategies Hedge Fund for the 12-month period ended March 31, 2007, and discussion of Fund performance;
(iv) the semi-annual report of Core Strategies Hedge Fund, dated September
30, 2007, which includes unaudited financial statements for the 6-month period ended September 30, 2007; (v) the annual report of Market Neutral
Hedge Fund dated March 31, 2007, which includes audited financial statements of Market Neutral Hedge Fund for the 12-month period ended March 31, 2007, and discussion of Fund performance; (vi) the semi-annual report of Market
Neutral Hedge Fund dated September 30, 2007, which includes unaudited financial statements for the 6-month period ended September 30, 2007.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated February 11, 2008 relating to the Reorganization. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.399.7181, or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
February 11, 2008.

                        PRO FORMA FINANCIAL STATEMENTS

      Shown below are unaudited pro forma financial statements for the combined Core Strategies Hedge Fund assuming the Reorganization had been consummated as of September 30, 2007. The first table presents pro forma
Statement of Assets and Liabilities for the combined Core Strategies Hedge
Fund. The second table presents pro forma Statement of Operations for the combined Core Strategies Hedge Fund. The third table presents a pro forma
Statement of Investments for the combined Core Strategies Hedge Fund.

      The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position for Market Neutral
Hedge Fund at September 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of Market Neutral Hedge Fund and Core Strategies Hedge Fund for the period ended September 30, 2007. The unaudited pro forma combined financial statements may not necessarily by representative of what the actual combined financial statements would have been had the Reorganization occurred at September 30, 2007. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Market Neutral Hedge Fund for pre-combination periods will not be restated. The unaudited pro forma statement of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information for each Fund.

PRO FORMA COMBINING STATEMENT OF INVESTMENTS SEPTEMBER 30, 2007 (UNAUDITED)
OFI TREMONT CORE STRATEGIES HEDGE FUND AND OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                            -------------------------------------------------------------------
                                                                                 OFI CORE STRATEGIES HEDGE FUND
                                                            -------------------------------------------------------------------
                                                                              FAIR       % OF NET                  ACQUISITION
                                                                 COST         VALUE       ASSETS    LIQUIDITY 1       DATE 2
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Black River Emerging Markets Credit Opportunity Fund Ltd.   $         --  $         --         0%       --                   --
Quorum Fund Ltd.                                               1,000,000     2,953,475         2%     Monthly             01/06
-------------------------------------------------------------------------------------------------------------------------------
                                                               1,000,000     2,953,475         2%

-------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.             4,225,002     6,360,095         3%     Monthly     01/03 - 01/04
GMN Fund Limited                                                      --            --        --        --                   --
Menta Global Offshore Ltd.                                     3,750,000     3,507,772         2%     Monthly             08/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.     6,250,000     9,398,351         5%     Monthly     04/05 - 07/06
Tykhe Portfolios Ltd.                                          8,000,000     6,820,471         4%     Monthly             07/06
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                   22,225,002    26,086,689        13%

-------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                            4,500,000     8,319,844         4%    Quarterly            04/04
Amber Fund (Cayman) Ltd.                                              --            --         0%       --                   --
Avenue Asia International Ltd.                                 5,000,000     5,000,858         3%    Annually             01/06
Courage Special Situations Offshore Fund Ltd.                         --            --         0%       --                   --
GoldenTree Credit Opportunities Ltd.                           3,895,580     6,130,405         3%  Semi-Annually          01/05
Halcyon Structured Opportunities Offshore Fund Ltd.                   --            --         0%       --                   --
Highland Crusader Fund II Ltd.                                 2,000,000     5,461,130         3%  Semi-Annually          09/05
JANA Offshore Partners Ltd.                                    1,750,000     1,653,900         1%    Quarterly            07/07
Jana Piranha Offshore Fund (Cayman) Ltd.                              --            --         0%       --                   --
Magnetar Risk Linked Fund Ltd.                                 2,250,000     2,404,148         1%  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                       5,000,000     5,148,155         3%    Quarterly            02/07
Perry Partners, L.P.                                                  --       860,123         0%   Illiquid 3    02/05 - 03/05
SOLUS LLC                                                      2,500,000     4,702,719         2%    Quarterly            12/04
Third Point Partners, L.P.                                            --        93,410         0%   Illiquid 3    10/04 - 04/05
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EVENT DRIVEN                                            26,895,580    39,774,692        21%

-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                           4,150,000     6,351,156         3%    Quarterly      06/03-08/04
Mariner - Tricadia Credit Strategies Fund Ltd.                 3,000,000     5,806,038         3%    Quarterly            05/05
Sorin Offshore Fund Ltd                                               --            --         0%       --                   --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   7,150,000    12,157,194         6%

-------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                                     --            --         0%       --                   --
Delta Fund Europe Ltd.                                         6,000,000     7,458,596         4%    Quarterly            01/06
Endeavour Capital Offshore Fund Ltd.                           5,544,833     8,014,018         4%    Quarterly            01/06
Hayground Cove Overseas Partners Ltd.                          4,500,000     6,803,109         4%     Monthly     11/04 - 01/05
Highline Capital Partners (QP), L.P.                           3,550,000     8,765,004         5%    Quarterly    10/03 - 04/04
Kinetics Fund, Inc.                                                   --     8,087,474         4%     Monthly             04/04
MBAM Jandakot Fund (USD Shares)                                2,000,000     2,026,841         1%     Monthly             08/07
TCS Capital International Ltd.                                 5,000,000     7,810,042         4%    Quarterly            01/06
Temujin International Fund, Ltd.                                      --            --         0%       --                   --
TT Mid-Cap Europe Long/Short Fund Ltd.                         3,000,000     3,141,788         2%     Monthly             07/07
WF Japan Fund Ltd.                                             5,000,000     5,073,047         3%     Monthly             02/06
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG/SHORT EQUITY                                       34,594,833    57,179,919        30%

-------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                              4,006,807     4,973,988         3%     Monthly             06/06

-------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                            5,100,002     9,565,360         5%    Annually     01/03 - 08/04
D.E. Shaw Composite International Fund                         3,992,994     5,807,826         3%    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                        7,000,000     8,877,585         5%    Quarterly            02/06
Stark Investments, L.P.                                               --            --         0%       --                   --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MULTI STRATEGY                                          16,092,996    24,250,771        13%

-------------------------------------------------------------------------------------------------------------------------------
Total Investments in Investment Funds                        111,965,218   167,376,728        86%

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                          288,687       168,400         0%

-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                        47,362        30,839         0%

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                       1,094,259     1,094,259         1%

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AND
CASH EQUIVALENTS                                            $113,395,526  $168,670,226        87%
                                                            =====================================

OTHER ASSETS IN EXCESS OF LIABILITIES /
(LIABILITIES IN EXCESS OF OTHER ASSETS)                                     25,339,188        13%
                                                                          -----------------------
NET ASSETS                                                                $194,009,414     100.0%
                                                                          =======================

                                                            ------------------------------------------------------------------
                                                                                OFI MARKET NEUTRAL HEDGE FUND
                                                            ------------------------------------------------------------------
                                                                             FAIR       % OF NET                   ACQUISITION
                                                                COST         VALUE       ASSETS    LIQUIDITY 1        DATE 2
------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Black River Emerging Markets Credit Opportunity Fund Ltd.   $  2,000,000  $ 2,568,622       4.7%  Semi-Annually          01/06
Quorum Fund Ltd.                                                 450,000    1,107,846       2.0%     Monthly             01/06
------------------------------------------------------------------------------------------------------------------------------
                                                               2,450,000    3,676,468       6.7%

------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.                    --      835,497       1.5%     Monthly     01/03 - 04/04
GMN Fund Limited                                               3,000,000    2,498,325       4.6%    Quarterly            04/07
Menta Global Offshore Ltd.                                     3,000,000    2,806,851       5.1%     Monthly     06/07 - 07/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.     1,000,000    1,510,557       2.8%     Monthly             07/06
Tykhe Portfolios Ltd.                                                 --           --       0.0%       --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                    7,000,000    7,651,230      14.0%

------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                                   --           --       0.0%       --                   --
Amber Fund (Cayman) Ltd.                                       1,500,000    1,440,892       2.6%    Quarterly            06/07
Avenue Asia International Ltd.                                        --           --       0.0%       --                   --
Courage Special Situations Offshore Fund Ltd.                  1,800,000    2,298,680       4.2%    Quarterly      5/05 - 6/05
GoldenTree Credit Opportunities Ltd.                           1,934,740    3,118,986       5.7%  Semi-Annually          12/04
Halcyon Structured Opportunities Offshore Fund Ltd.            2,500,000    2,524,122       4.6%    Quarterly    04/07 - 08/07
Highland Crusader Fund II Ltd.                                 1,000,000    1,908,798       3.5%  Semi-Annually          02/06
JANA Offshore Partners Ltd.                                           --           --       0.0%       --                   --
Jana Piranha Offshore Fund (Cayman) Ltd.                       2,000,000    2,560,330       4.7%    Quarterly            03/06
Magnetar Risk Linked Fund Ltd.                                   750,000      801,383       1.5%  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                       2,000,000    1,967,674       3.6%    Quarterly            04/07
Perry Partners, L.P.                                                  --      303,558       0.5%   Illiquid 3      2/05 - 4/05
SOLUS LLC                                                             --           --       0.0%       --                   --
Third Point Partners, L.P.                                            --           --       0.0%       --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL EVENT DRIVEN                                            13,484,740   16,924,423      30.9%

------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                           1,950,000    2,955,555       5.4%    Quarterly    10/03 - 05/04
Mariner - Tricadia Credit Strategies Fund Ltd.                        --           --       0.0%       --                   --
Sorin Offshore Fund Ltd                                          750,000    1,479,872       2.7%    Quarterly            07/06
------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   2,700,000    4,435,427       8.1%

------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                              3,197,294    3,869,470       7.0%    Quarterly            05/06
Delta Fund Europe Ltd.                                         2,500,000    2,998,471       5.4%    Quarterly    01/06 - 02/06
Endeavour Capital Offshore Fund Ltd.                                  --           --       0.0%       --                   --
Hayground Cove Overseas Partners Ltd.                                 --           --       0.0%       --                   --
Highline Capital Partners (QP), L.P.                                  --           --       0.0%       --                   --
Kinetics Fund, Inc.                                            1,000,000    1,468,738       2.7%     Monthly             01/07
MBAM Jandakot Fund (USD Shares)                                1,000,000    1,020,131       1.9%     Monthly             08/07
TCS Capital International Ltd.                                        --           --       0.0%       --                   --
Temujin International Fund, Ltd.                               1,500,000    2,410,288       4.4%    Quarterly            04/05
TT Mid-Cap Europe Long/Short Fund Ltd.                                --           --       0.0%       --                   --
WF Japan Fund Ltd.                                                    --           --       0.0%       --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG/SHORT EQUITY                                        9,197,294   11,767,098      21.4%

------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                     --    1,142,717       2.1%     Monthly             11/04

------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                              750,001    2,436,306       4.4%    Annually     01/03 - 04/04
D.E. Shaw Composite International Fund                         2,497,548    3,102,847       5.7%    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                        2,500,000    2,746,865       5.0%    Quarterly            04/07
Stark Investments, L.P.                                        1,600,000    3,149,369       5.7%    Quarterly    01/04 - 04/04
------------------------------------------------------------------------------------------------------------------------------
TOTAL MULTI STRATEGY                                           7,347,549   11,435,387      20.8%

------------------------------------------------------------------------------------------------------------------------------
Total Investments in Investment Funds                         42,179,583   57,032,750     104.0%

------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                               --           --       0.0%       --                   --

------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                            --           --       0.0%       --                   --

------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                       2,795,568    2,795,568       5.1%

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AND
CASH EQUIVALENTS                                            $ 44,975,151  $59,828,318     109.1%
                                                            ====================================

OTHER ASSETS IN EXCESS OF LIABILITIES /
(LIABILITIES IN EXCESS OF OTHER ASSETS)                                    (4,986,614)    -9.10%
                                                                          ----------------------
NET ASSETS                                                                $54,841,704     100.0%
                                                                          ======================

                                                            ------------------------------------------------------------------------
                                                                    PRO FORMA COMBINED OFI TREMONT CORE STRATEGIES HEDGE FUND
                                                            ------------------------------------------------------------------------
                                                                                   FAIR       % OF NET                  ACQUISITION
                                                                  COST            VALUE        ASSETS    LIQUIDITY 1       DATE 2
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Black River Emerging Markets Credit
  Opportunity Fund Ltd.                                  $     2,000,000  $     2,568,622      1.0%  Semi-Annually          01/06
Quorum Fund Ltd.                                               1,450,000        4,061,321      1.6%     Monthly             01/06
------------------------------------------------------------------------------------------------------------------------------------
                                                               3,450,000        6,629,943      2.6%

------------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital
  Fund Ltd.                                                    4,225,002        7,195,592      2.9%     Monthly     01/03 - 04/04
GMN Fund Limited                                               3,000,000        2,498,325      1.0%    Quarterly            04/07
Menta Global Offshore Ltd.                                     6,750,000        6,314,623      2.6%     Monthly     06/07 - 07/07
O'Connor Global Fundamental Market Neutral
  Long/Short Ltd.                                              7,250,000       10,908,908      4.4%     Monthly     04/05 - 07/06
Tykhe Portfolios Ltd.                                          8,000,000        6,820,471      2.7%     Monthly             07/06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                   29,225,002       33,737,919     13.6%

------------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                            4,500,000        8,319,844      3.3%    Quarterly            04/04
Amber Fund (Cayman) Ltd.                                       1,500,000        1,440,892      0.6%    Quarterly            06/07
Avenue Asia International Ltd.                                 5,000,000        5,000,858      2.0%     Annually            01/06
Courage Special Situations Offshore Fund Ltd.                  1,800,000        2,298,680      0.9%    Quarterly    05/05 - 06/05
GoldenTree Credit Opportunities Ltd.                           5,830,320        9,249,391      3.7%  Semi-Annually  12/04 - 01/05
Halcyon Structured Opportunities Offshore
  Fund Ltd.                                                    2,500,000        2,524,122      1.0%    Quarterly    04/07 - 08/07
Highland Crusader Fund II Ltd.                                 3,000,000        7,369,928      3.0%  Semi-Annually  09/05 - 02/06
JANA Offshore Partners Ltd.                                    1,750,000        1,653,900      0.7%    Quarterly            07/07
Jana Piranha Offshore Fund (Cayman) Ltd.                       2,000,000        2,560,330      1.0%    Quarterly            03/06
Magnetar Risk Linked Fund Ltd.                                 3,000,000        3,205,531      1.3%  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                       7,000,000        7,115,829      2.9%    Quarterly    02/07 - 04/07
Perry Partners, L.P.                                                  --        1,163,681      0.5%   Illiquid 3    02/05 - 03/05
SOLUS LLC                                                      2,500,000        4,702,719      1.9%    Quarterly            12/04
Third Point Partners, L.P.                                            --           93,410      0.0%   Illiquid 3      10/04-04/05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EVENT DRIVEN                                             40,380,320       56,699,115     22.8%

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                           6,100,000        9,306,711      3.8%    Quarterly      06/03-08/04
Mariner - Tricadia Credit Strategies
  Fund Ltd.                                                    3,000,000        5,806,038      2.3%    Quarterly            05/05
Sorin Offshore Fund Ltd                                          750,000        1,479,872      0.6%    Quarterly            07/06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   9,850,000       16,592,621      6.7%

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                              3,197,294        3,869,470      1.6%    Quarterly            05/06
Delta Fund Europe Ltd.                                         8,500,000       10,457,067      4.2%    Quarterly    01/06 - 02/06
Endeavour Capital Offshore Fund Ltd.                           5,544,833        8,014,018      3.2%    Quarterly            01/06
Hayground Cove Overseas Partners Ltd.                          4,500,000        6,803,109      2.7%     Monthly     11/04 - 01/05
Highline Capital Partners (QP), L.P.                           3,550,000        8,765,004      3.5%    Quarterly    10/03 - 04/04
Kinetics Fund, Inc.                                            1,000,000        9,556,212      3.9%     Monthly     04/04 - 01/07
MBAM Jandakot Fund (USD Shares)                                3,000,000        3,046,972      1.2%     Monthly             08/07
TCS Capital International Ltd.                                 5,000,000        7,810,042      3.1%    Quarterly            01/06
Temujin International Fund, Ltd.                               1,500,000        2,410,288      1.0%    Quarterly            04/05
TT Mid-Cap Europe Long/Short Fund Ltd.                         3,000,000        3,141,788      1.3%     Monthly             07/07
WF Japan Fund Ltd.                                             5,000,000        5,073,047      2.0%     Monthly             02/06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG/SHORT EQUITY                                       43,792,127       68,947,017     27.7%

------------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                              4,006,807        6,116,705      2.5%     Monthly     11/04 - 06/06
-----------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                            5,850,003       12,001,666      4.8%     Annually      01/03-08/04
D.E. Shaw Composite International Fund                         6,490,542        8,910,673      3.6%    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                        9,500,000       11,624,450      4.6%    Quarterly    02/06 - 04/07
Stark Investments, L.P.                                        1,600,000        3,149,369      1.3%     Annually    01/04 - 04/04
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MULTI STRATEGY                                          23,440,545       35,686,158     14.3%

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Investment Funds                     154,144,801.00   224,409,478.00     90.2%

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                          288,687          168,400      0.1%

------------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                        47,362           30,839      0.0%

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                      3,889,827        3,889,827      1.5%

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AND
CASH EQUIVALENTS                                         $   158,370,677  $   228,498,544     91.8%
                                                            ==========================================

OTHER ASSETS IN EXCESS OF LIABILITIES /
(LIABILITIES IN EXCESS OF OTHER ASSETS)                                        20,352,574      8.2%
                                                                           -------------------------
NET ASSETS                                                                $   248,851,118    100.0%
                                                                             =========================

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain terms and conditions as set forth in the
InvestmentFunds' offering documnents

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in this Investment Fund.The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund.The value of the
Fund's investment will fluctuate, based on market conditions, until the
Investment Fund completes the sale of these securities.

4. Restricted Security

5. Comprised of promissory notes received as a result of an in-kind redemption

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2007
(UNAUDITED)
OFI TREMONT CORE STRATEGIES HEDGE FUND AND OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                                                                                  Pro Forma
                                                                                                                   Combined
                                                               OFI Tremont      OFI Tremont                      OFI Tremont
                                                             Core Strategies   Market Neutral    Pro Forma     Core Strategies
                                                               Hedge Fund        Hedge Fund     Adjustments      Hedge Fund
--------------------------------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value
   (cost $111,965,218 and $42,179,583)                       $   167,376,728   $   57,032,750                  $   224,409,478
--------------------------------------------------------------------------------------------------------------------------------
Other investments (cost $336,049)                                    199,239               --                          199,239
--------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents (cost $1,094,259 and
   $2,795,568)                                                     1,094,259        2,795,568                        3,889,827
--------------------------------------------------------------------------------------------------------------------------------
Receivables:
Investment funds sold                                             16,822,155       14,096,773                       30,918,928
Investments in investment funds made in advance                   13,000,000               --                       13,000,000
Receivable from Adviser                                               45,451            8,856                           54,307
Other assets                                                          51,616           26,338                           77,954
                                                             -------------------------------------------------------------------
Total assets                                                     198,589,448       73,960,285                      272,549,733

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payables:
Shareholder Redemptions                                                   --       18,888,336                       18,888,336
Payable on borrowings                                              4,000,000               --                        4,000,000
Management fee                                                       435,944          142,044                          577,988
Administration fee                                                    47,980           18,321                           66,301
Professional fees                                                     48,118           42,799                           90,917
Trustees' fees                                                        11,406            3,554                           14,960
Miscellaneous fees                                                    36,586           23,527                           60,113
                                                             -------------------------------------------------------------------
Total liabilities                                                  4,580,034       19,118,581                       23,698,615

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   194,009,414   $   54,841,704                  $   248,851,118
                                                             ===================================================================

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest
   ($0.001 par value, unlimited shares authorized)           $           194   $           60   $   (5) 1      $           249
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                       185,898,794       56,272,747        5 1           242,171,546
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (41,495,352)     (12,575,165)                     (54,070,517)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
   funds and securities                                           (5,668,922)      (3,709,105)                      (9,378,027)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investment funds
   and securities                                                 55,274,700       14,853,167                       70,127,867
                                                             -------------------------------------------------------------------
NET ASSETS                                                   $   194,009,414   $   54,841,704                  $   248,851,118
                                                             ===================================================================

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
(based on net assets of $194,009,414 and 194,314.083         $        998.43   $       918.87                  $        998.43 2
shares of beneficial interest outstanding in OFI
Tremont Core Strategies Hedge Fund as well as
$54,841,704 and 59,683.969 shares of beneficical
interest outstanding in OFI Tremont Market Neutral
Hedge Fund)

1. Represents the issuance of shares of OFI Tremont Core Strateggies Hedge Fund in a tax-free exchange.

2. OFI Tremont Market Neutral Hedge Fund shares will be exchanged for OFI Core
Strategies Hedge Fund shares.

PRO FORMA COMBINING STATEMENT OF OPERATIONS SEPTEMBER 30, 2007 (UNAUDITED)
OFI TREMONT CORE STRATEGIES HEDGE FUND AND OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                                                                                     Pro Forma
                                                                                                                      Combined
                                                                     OFI Tremont     OFI Tremont                    OFI Tremont
                                                                   Core Strategies  Market Neutral   Pro Forma     Core Strategies
                                                                      Hedge Fund      Hedge Fund    Adjustments       Hedge Fund
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Interest                                                              $    394,939     $   128,707                    $    523,646

-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Management fee                                                           3,096,999         939,958      187,599 1        4,224,556
-----------------------------------------------------------------------------------------------------------------------------------
Administration fee                                                         309,738         112,809                         422,547
-----------------------------------------------------------------------------------------------------------------------------------
Interest Expense                                                            43,510          79,785                         123,295
-----------------------------------------------------------------------------------------------------------------------------------
Professional fees                                                           56,319          72,414                         128,733
-----------------------------------------------------------------------------------------------------------------------------------
Registration fees                                                           25,302          29,152                          54,454
-----------------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                  7,726           2,792                          10,518
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous fees                                                         115,900          62,348                         178,248
                                                                       ------------------------------------------------------------

Total expenses                                                           3,655,494       1,299,258                       4,954,752
Less: Waiver of expenses by the Adviser                                   (566,949)       (172,270)    (187,599) 1        (926,818)
                                                                       ------------------------------------------------------------

Net expenses                                                             3,088,545        1,126,988                      4,215,533
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (2,693,606)       (998,281)                     (3,691,887)
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)                                                                                             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain / (loss) on investments                                6,984,904       1,189,795                       8,174,699
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    20,250,410       1,701,503                      21,951,913
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 24,541,708     $  1,893,017                   $ 26,434,725
                                                                      =============================================================

1. REFLECTS 1.50% MANAGEMENT FEE STRUCTURE ON ALL PRO-FORMA COMBINED ASSETS. THE
ADDITIONAL EXPENSE INCURRED WOULD BE WAIVED UNDER A VOLUNTARY UNDERTAKING BY THE
ADVISER. SEE NOTE 2 IN THE NOTES TO THE PRO FORMA FINANCIAL STATEMENTS.

Reorganization between OFI Tremont Market Neutral Hedge Fund and OFI Tremont
Core Strategies Hedge Fund Notes to Pro Forma Financial Statements September 30,
2007 (Unaudited)

NOTE 1
ORGANIZATION
OppenheimerFunds, Inc. (the "Adviser") serves as the investment adviser for OFI
Tremont Core Strategies Hedge Fund ("Core Strategies") and OFI Tremont Market
Neutral Hedge Fund ("Market Neutral") (together the "Funds") subject to the ultimate supervision of and subject to any policies established by the Board of
Trustees (the "Board" or the "Trustees") of the Funds, pursuant to the terms of the investment advisory agreement with the Funds (the "Advisory Agreement").
Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Funds' investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Funds or to assist the Adviser in providing these services.

Tremont Partners, Inc. (the "Sub-Adviser"), an affiliate of the Adviser, has been retained by the Adviser to serve as the Sub-Adviser and is responsible for providing day-to-day investment management services to Core Strategies and
Market Neutral, subject to the supervision of the Adviser.

REORGANIZATION
On December 20, 2007 the Boards of the Funds approved a plan of reorganization, which, subject to the approval of the shareholders of Market Neutral, will allow
Core Strategies to acquire all of the assets and liabilities of Market Neutral in exchange for shares of beneficial interest of Core Strategies. The reorganization will not result in a dilution of the interests of the existing shareholders of Market Neutral or Core Strategies.

     The reorganization is intended to qualify as a tax-free  reorganization for
U.S.  federal income tax purposes.  The unaudited pro forma  combined  financial
statements   are   presented   for   informational   purposes  and  may  not  be
representative of what the actual combined financial  statements would have been had the  reorganization  occurred at September 30, 2007. The unaudited pro forma statement of  investments  and statement of assets and  liabilities  reflect the financial  position of Core  Strategies and Market Neutral at September 30, 2007
under the assumption,  which is currently  believed to be accurate,  that Market
Neutrals  investment  portfolio  will not be  realigned in  connection  with the reorganization.  The  unaudited pro forma  statement of operations  reflects the results of operations of Core Strategies and Market Neutral for the twelve month period ended  September 30, 2007.  These  statements were derived from the books and  records of Market  Neutral and Core  Strategies  under  generally  accepted accounting  principles in the United States.  The historical cost of investments from Market Neutral will be carried forward to Core Strategies.

SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with U.S.
generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments.
Such policies are consistently followed by the Funds in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION. The net asset values of the Funds are computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the
Funds are purchased, and (iii) any day as of which the Funds repurchases any shares. Each Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset values are computed in accordance with the pricing policies and procedures adopted by each Fund's
Board. These pricing policies and procedures are the same for each Fund.

     The Funds'  investments  in  Investment  Funds are subject to the terms and conditions  of  the  respective  operating  agreements  and  offering  memoranda pursuant to which the Fund will value their  investments in Investment  Funds at fair value. The Funds' investments in Investment Funds are carried at fair value as  determined  by the  Funds'  pro-rata  interest  in the  net  assets  of each
Investment Fund.  These  Investment Funds value their underlying  investments in accordance with policies  established by such Investment  Funds, as described in each of their  financial  statements  and  offering  memoranda.  All  valuations utilize  financial  information  supplied by each Investment Fund and are net of management  and  performance  incentive  fees  or  allocations  payable  to  the
Investment Funds' managers pursuant to the Investment Funds'  agreements.  Where no value is readily  available from an Investment Fund or where a value supplied by an  Investment  Fund  is  deemed  not  to be  indicative  of its  value,  the
Investment  Fund will be valued at fair value as determined in good faith by the
Board or in accordance with procedures adopted by the Board. The Adviser and the
Board may conclude in unusual  circumstances that the information provided by an
Investment  Fund  Manager  does not  represent  the "fair  value" of the  Funds'
interests in that Investment  Fund. In accordance  with the Advisory  Agreement, the Adviser values the Funds' assets based on such reasonably available relevant information  as it considers  material.  Because of the inherent  uncertainty of valuation,  the values of the Funds'  investments may differ  significantly from the values that would have been used had a ready market for the investments held by the Funds been available.

NOTE 2
MANAGEMENT FEES
As compensation for services provided by the Adviser under the Advisory
Agreement, Core Strategies and Market Neutral pay the Adviser a monthly fee (the
"Management Fee") computed at an annual rate of 1.50% and 1.25%, respectively, of nets assets determined as of the last day of each month (before any repurchases of shares). The Adviser pays a monthly fee to the Sub-Adviser equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory
Agreement. This fee is payable to the Sub-Adviser by the Adviser and not the
Funds.

The Adviser has voluntarily undertaken to limit (i) Core Strategies' advisory fee to no more than 1.25% of that Fund's average monthly assets, and (ii) the total expenses of each Fund, excluding Acquired Fund Fees and Expenses incurred indirectly through investing in Investment Funds, to no more than 1.50% of that
Fund's average monthly assets. These undertakings currently are not contractual and can be amended or withdrawn at any time. The Adviser has agreed that upon the closing of the Reorganization, the voluntary undertaking to limit the advisory fee of Core Strategies will remain in effect, and the Adviser will contractually agree to limit the total expenses (excluding Acquired Fund Fees and Expenses) to 1.50% through March 31, 2009. This expense limitation agreement will automatically renew on an annual basis unless terminated by the Board of
Trustees of Core Strategies.

NOTE 3
FEDERAL INCOME TAXES
The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is required.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

                                                                     EXHIBIT A

                            PRINCIPAL SHAREHOLDERS

      Principal  Shareholders  of OFI Tremont Market Neutral Hedge Fund. As of
December  31,  2007,  the only  persons  who owned of record or were  known by
Market Neutral Hedge Fund to own  beneficially  5% or more of any class of the outstanding shares of Market Neutral Hedge Fund were:

     University  System of New  Hampshire,  Attn:  Mr.  Edward R. Mackay,  Myers
Financial  Center,  27 Concord Road,  Durham,  NH 03824,  owned 3,601.283 shares
(7.75% outstanding shares).

     HEB Savings &  Retirement  Plan Trust Attn:  Mr. Thomas K. Witt, 646 S.
Main Avenue, San Antonio,  TX 78204, owned 7,385.938 shares (15.89%  outstanding shares)

     Antelope Valley Hospital Attn: Ms. Leslie Wong,  Antelope Valley  Hospital,
1600 W. Ave J., Lancaster,  CA 93534, owned 5,732.847 shares (12.33% outstanding shares)

     Southwest Ohio Regional Council of Carpenters  Pension Plan Attn: Mr. Frank
Reynolds,  33 Fitch Boulevard,  Austintown,  OH 44515,  owned 16,634.861  shares
(35.78% outstanding shares)

     United Student Aid Funds,  Inc. Attn: Mr. Stephen C. Ham, 10475  Crosspoint
Blvd.,Suite  230,  Indianapolis,   IN  46256,  owned  4,913.533  shares  (10.57%
outstanding shares)

     Principal  Shareholders of Core  Strategies  Hedge Fund. As of December 31,
2007,  the only  persons  who owned of record or were  known by Core  Strategies
Hedge Fund to own beneficially 5% or more of any class of the outstanding shares of Core Strategies Hedge Fund were:

     Mass Mutual Pension Plan - Alternative  Investment Pool-SB25 Attn: Ms. Sera
Preman,  1500  Main  Street,  Suite  800,  Springfield,  MA 01115,  which  owned
22,919.052 shares (10.88% outstanding shares).

      Memorial  Hermann  Healthcare  System  Pension  Plan Attn:  Mr.  Jose P.
      Eleazar,  9401 Southwest Freeway,  Suite 1139,  Houston, TX 77074, which owned 12,363.423 shares (5.87% outstanding shares).

      Boehringer  Ingelheim  Corporation and its Affiliates  Master Investment
      Trust Attn:  Ms. Dorota  Biernat,  900 Ridgebury  Road,  Ridgefield,  CT
      06877, which owned 22,156.473 shares (10.52% outstanding shares).

      Seattle City Employees'  Retirement System Attn: Mr. Mel Robertson,  720
      Third Avenue,  Suite 1000,  Seattle,  WA 98104,  which owned 30,276.739, shares (14.37% outstanding shares).

      Hawaii  Carpenters  Financial  Security Fund Attn:  Mr. Paul Marx,  1199
      Dillingham  Blvd.  #200,  Honolulu,  HI 96817,  which  owned  15,134.411 shares (7.18% outstanding shares).

      American  Express  Trust  Company as Trustee  for The  American  Express
      Retirement Plan Attn: Barbara Kontje,  World Financial Center, 200 Vesey
      Street, New York, NY 10285, owned 30,933.524 shares (14.68%  outstanding shares).

      The  Community  Investment  Group  Attn:  Mr.  Jack H. Pohl,  Saint Paul
      Foundation,  55 Fifth Street East Suite 600, Saint Paul, MN 55101, owned
      19,031.334 shares (9.03% outstanding shares).

      Arapahoe County  Retirement Plan Attn: Ms. Sharon L. Gelo-Nelson US Bank
      as  Trustee  for  Arapahoe  County  Retirement  Plan,  950 17th  Street,
      DNCOT5T,  Denver, CO 80202, owned 28,485.410 shares (13.52%  outstanding shares).

[logo]
PROXY CARD

                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 20, 2008

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted, Brian
Szilagyi,  and  Kathleen  Ives,  and each of them,  as  attorneys-in-fact  and proxies of the undersigned,  with full power of  substitution,  to vote shares held  in the  name  of the  undersigned  on the  record  date  at the  Special
Meeting of  Shareholders  of OFI Tremont  Market Neutral Hedge Fund to be held at 6803 South Tucson Way, Centennial,  Colorado,  80112, on March 20, 2008, at
1:00 P.M.  Mountain  Time, or at any  adjournment  thereof,  upon the proposal described in the Notice of Meeting and  accompanying  Combined  Prospectus and
Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal (set forth below) has been proposed by the Board of Trustees.

When properly  executed,  this proxy will be voted as indicated below or "FOR"
the proposal if no choice is indicated.  The proxy will be voted in accordance with the proxy  holders'  best judgment as to any other matters that may arise at the Meeting.

                                                   Note:   Please   sign  this
                                                  proxy  exactly  as your name
                                                  or  names   appear   hereon.
                                                  Each  joint   owner   should
                                                  sign.   Trustees  and  other
                                                  fiduciaries  should indicate
                                                  the  capacity  in which they
                                                  sign.   If  a   corporation,
                                                  partnership     or     other
                                                  entity,    this    signature
                                                  should  be  that  of a  duly
                                                  authorized   individual  who
                                                  should   state  his  or  her
                                                  title.

                                ______________________________________________
                                    Signature                     Date

                              _________________________________________________
                               Signature (if held jointly)        Date

                              __________________________________________
                              Title if a corporation,
                              partnership or other entity

                                FOLD HERE ?

Your vote is  important,  no matter how many shares you own. The matter we are submitting for your  consideration  is significant to the Fund and to you as a
Fund  shareholder.  Please take the time to read the proxy  statement and cast your vote now.

THIS PROXY IS SOLICITED  ON BEHALF OF THE FUND'S  BOARD OF  TRUSTEES,  AND THE
PROPOSAL BELOW HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES.

    TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

    PROPOSAL:

1.    To approve an Agreement and Plan of  Reorganization  between OFI Tremont
      Market  Neutral  Hedge  Fund (the  "Fund")  and OFI  Tremont  Core
      Strategies  Hedge Fund ("Core  Strategies  Hedge  Fund"),  and the
      transactions  contemplated  thereby,  including:  (a) the transfer of  substantially  all the  assets of the Fund to Core  Strategies
      Hedge Fund in exchange for shares of Core  Strategies  Hedge Fund;
      (b) the  distribution of shares of Core  Strategies  Hedge Fund to shareholders  of the Fund in  complete  liquidation  of the  Fund;
      and (c) the cancellation of the outstanding shares of the Fund.

                                  FOR             AGAINST   ABSTAIN

                   OFI TREMONT CORE STRATEGIES HEDGE FUND

                                 FORM N-14

                                   PART C
                             OTHER INFORMATION

Item 15.    Indemnification

      Reference is made to the  provisions of Article Seventh of  Registrant's
Amended and  Restated  Declaration  of Trust filed as Exhibit  16(1) to this
Registration Statement on Form N-2, and incorporated herein by reference.

      Insofar  as   indemnification   for  liabilities   arising  under  the
Securities  Act of 1933,  as amended  (the "1933 Act") may be  permitted  to trustees,  officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification  is against  public  policy  as  expressed  in the 1933  Act and is,  therefore, unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant  of expenses  incurred or paid by a  trustee,  officer  or  controlling  person of  Registrant  in the successful  defense of any action,  suit or  proceeding) is asserted by such trustee,  officer or  controlling  person,  Registrant  will,  unless in the
opinion  of  its  counsel  the  matter  has  been  settled  by   controlling
precedent,  submit  to a court  of  appropriate  jurisdiction  the  question whether such  indemnification  by it is against  public  policy as expressed
in  the   Securities  Act  of  1933  and  will  be  governed  by  the  final adjudication of such issue.

Item 16.    Financial Statements and Exhibits

(1)  Exhibits:

(a)   (i) Second  Amended and Restated  Declaration  of Trust dated  8/6/04:
         Previously  filed with the  Registrant's  Post-Effective  Amendment
         No.  11  to  Registrant's   Registration  Statement  on  Form  N-2,
         6/2/05, and incorporated herein by reference.

(2)   By-Laws:  Previously filed with Registrant's  Pre-Effective  Amendment
No. 2 to  Registrant's  Registration  Statement on Form N-2,  12/18/02,  and
incorporated herein by reference.

(3)   Not applicable.

(4)   Form of Agreement and Plan of  Reorganization:  Previously  filed with
Registrant's  Initial  Registration  Statement  on Form  N-14,  1/4/08,  and
incorporated herein by reference.

(5)   Not applicable.

(6)   (i)     Amended  and  Restated  Investment  Advisory  Agreement  dated
      1/1/05:  Previously  filed  with  Post-Effective  Amendment  No. 11 to
      Registrant's   Registration   Statement  on  Form  N-2,  6/2/05,   and
      incorporated herein by reference.

         (ii) Amended  and  Restated   Sub-Advisory   Investment  Management
         Agreement  dated  6/2/04:   Previously  filed  with  Post-Effective
         Amendment  No. 9 to  Registrant's  Registration  Statement  on Form
         N-2, 6/10/04, and incorporated herein by reference.

(7)      (i)  General  Distributor's  Agreement  dated  1/2/03:   Previously
filed  with  Pre-Effective  Amendment  No.  1 to  Registrant's  Registration
Statement on Form N-2, 10/22/02, and incorporated herein by reference.

         (ii) Form   of   Selling   Agreement    between    OppenheimerFunds
         Distributor,  Inc.  and  selected  dealers:  Previously  filed with
         Pre-Effective  Amendment  No. 1 to the  Registration  Statement  on
         Form N-2 of  Oppenheimer  Tremont  Market  Neutral Fund,  LLC (Reg.
         No. 333-71716, 12/7/01) and incorporated herein by reference.

         (iii)    Form  of  Selling   Agreement   between   OppenheimerFunds
         Distributor,  Inc. and  selected  registered  investment  advisers:
         Previously   filed   with   Pre-Effective   Amendment   No.   1  to
         Registrant's  Registration  Statement  on Form N-2,  10/22/02,  and
         incorporated herein by reference.

  (8)    (i)      Amended and Restated  Retirement  Plan for  Non-Interested
         Trustees  or  Directors   dated  8/9/01:   Previously   filed  with
         Post-Effective  Amendment No. 34 to the  Registration  Statement on
         Form N-1A of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.
         2-82590), (10/25/01), and incorporated herein by reference.

         (ii)     Form  of  Deferred  Compensation  Plan  for  Disinterested
         Trustees/Directors:    Previously    filed   with    Post-Effective
         Amendment  No.  26 to the  Registration  Statement  on Form N-1A of
         Oppenheimer  Gold &  Special  Minerals  Fund  (Reg.  No.  2-82590),
         (10/28/98), and incorporated by reference.

(9)   Global Custodial  Services  Agreement with Citibank,  N.A:  Previously
      filed   with   Pre-Effective   Amendment   No.   1   to   Registrant's
      Registration   Statement,   10/22/02,   and  incorporated   herein  by
      reference.

(10)     (i)  Escrow  Agreement with Citibank,  N.A.:  Previously filed with
         Pre-Effective   Amendment  No.  1  to   Registrant's   Registration
         Statement  On  Form  N-2,  10/22/02,  and  incorporated  herein  by reference.

         (ii) Amended  and  Restated  Administration  Agreement  between the
         Registrant  and  OppenheimerFunds,  Inc.  dated 6/2/04:  Previously
         filed  with   Post-Effective   Amendment  No.  9  to   Registrant's
         Registration  Statement  on Form  N-2,  6/10/04,  and  incorporated herein by reference.

         (iii)    Amended   and   Restated   Sub-Administration    Agreement
         between  OppenheimerFunds,  Inc. and Tremont  Partners,  Inc. dated
         6/2/04:  Previously  filed with  Post-Effective  Amendment No. 9 to
         Registrant's  Registration  Statement  on Form  N-2,  6/10/04,  and
         incorporated herein by reference.

         (iv) Fund  and  Investor   Accounting  Services  Agreement  between
         OppenheimerFunds,  Inc.  and selected  broker-dealers  or financial advisers:  Previously filed with  Pre-Effective  Amendment No. 1 to
         Registrant's  Registration  Statement  on Form N-2,  10/22/02,  and
         incorporated herein by reference.

(11)        Opinion and Consent of Counsel: To be filed by Amendment.

(12)        Tax Opinion: To be filed by Amendment.

(13)        Not applicable.

(14)        Consent of KPMG LLP: Filed herewith

(15)        Not Applicable

(16)        (i)   Power of  Attorney  for all  Trustees/Directors  and Brian
            Wixted dated August 16, 2007: Filed herewith.

Item 17.    Undertakings

(1)   The   undersigned   registrant   agrees   that  prior  to  any  public
reoffering  of the  securities  registered  through the use of a  prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the  meaning  of Rule  145(c) of the
Securities Act [17 CFR 230.145c],  the  reoffering  prospectus  will contain the  information  called  for by the  applicable  registration  form for the reofferings  by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

(2)   The  undersigned  registrant  agrees  that  every  prospectus  that is filed under  paragraph  (1) above will be filed as a part of an amendment to the  registration  statement  and will not be used  until the  amendment  is effective,  and that, in determining  any liability under the 1933 Act, each
post-effective   amendment  shall  be  deemed  to  be  a  new   registration
statement  or the  securities  offered  therein,  and  the  offering  of the securities  at that  time  shall  be  deemed  to be the  initial  bona  fide offering of them.

(3)   The  undersigned  Registrant  agrees  to file the Tax  Opinion  on tax
aspects  of  the   Reorganization,   as  an  exhibit  to  this  Registration
Statement, promptly following the closing of the Reorganization.

                                 SIGNATURES

      As  required  by  the  Securities  Act  of  1933,  as  amended,   this
Registration  Statement has been signed on behalf of the Registrant,  in the
City of New York, and State of New York, on the 7th day of January, 2008.

                                    OFI Tremont Core Strategies Hedge Fund

                                    By:   /s/ John V. Murphy*
                                          John V. Murphy, President,
                                          Principal Executive Officer and
                                          Trustee

Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Brian F. Wruble*          Chairman of the

Brian F. Wruble               Board of Trustees        February 7, 2008

/s/ John V. Murphy*           President, Principal

John V. Murphy                Executive Officer and
                              Trustee                  February 7, 2008

/s/ Brian W. Wixted*          Treasurer, Principal     February 7, 2008
Brian W. Wixted               Financial & Accounting Officer

/s/ David K. Downes*          Trustee                       February 7, 2008
David K. Downes

/s/ Matthew P. Fink*          Trustee                       February 7, 2008
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       February 7, 2008
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                       February 7, 2008
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       February 7, 2008
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       February 7, 2008
Joel W. Motley

/s/ Russell S. Reynolds, Jr.* Trustee                       February 7, 2008
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*         Trustee                       February 7, 2008
Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                       February 7, 2008
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                   OFI TREMONT CORE STRATEGIES HEDGE FUND

                               EXHIBIT INDEX

Exhibit No.    Description

16 (14)        Consent of Independent Registered Public Accounting Firm

16(16)         Power of Attorney dated August 16, 2007